UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/09

Item 1:	Reports to Shareholders.

2009

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Developing Local Markets Fund

Global Allocation Fund

For the fiscal year ended December 31, 2009

Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund

Annual Report

For the fiscal year ended December 31, 2009

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund for the fiscal year ended December 31, 2009. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Q: What were the overall market conditions during the fiscal year ended December 31, 2009?

A: The year was marked by a massive economic stimulus initiated in response to the subprime credit crisis and the worst U.S. recession in the post–World War II era. Securities markets rebounded strongly as the financial crisis eased, and the S&P 500® Index1 finished the year up 26.46%. In international markets, the MSCI EAFE® Index with Gross Dividends2 rose 32.46%.

The U.S. economy began growing again in the third quarter, posting a gain of 2.2%, the first advance in four quarters. A nascent recovery, combined with unprecedented expansion of the monetary base and deficit spending, raised concerns about a return to high levels of inflation. But pricing pressures remained largely contained, and, in fact, the unknown timing and extent of a withdrawal of the monetary stimulus added to uncertainty about the recovery.

The economies of other developed regions also showed improvement. In the eurozone, the economy expanded in the third quarter, the first gain since 2008, and in Japan, the third quarter produced growth for a second straight quarter.

Some emerging markets suffered less severe economic slowdowns and recovered more rapidly than developed markets. In China, investments in infrastructure development contributed to surging demand for copper and other commodities. This in turn benefited other developing countries that are commodity exporters, such as Chile. In general, however, emerging markets continued their monetary easing, repeatedly cutting interest rates through the year.

Low interest rates in the developed world, combined with a stronger recovery in some developing countries, resulted in strong inflows of capital to emerging markets, especially in Asia and the Pacific. This fueled a rapid rise in asset prices, as well as significant gains in the value of those currencies relative to the U.S. dollar.

Some emerging markets managed to bolster their current account positions. In Eastern Europe, for example, lower demand for imports helped reduce current account deficits, and some countries, including Estonia, Latvia, and Lithuania, saw these deficits turn into surpluses.

In the currencies market, the U.S. dollar generally lost ground against foreign currencies. The Federal Reserve’s broad, Trade-Weighted U.S. Dollar Index3 declined due to global economic recovery and the increased risk appetite of investors shifting out of dollar-denominated assets and into higher-yielding currencies, commodities, and equities.

Lord Abbett Developing Local Markets Fund

Q: How did the Developing Local Markets Fund perform during the fiscal year ended December 31, 2009?

A: The Fund returned 20.53%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI+),4 which returned 11.72% over the same period.

Q: What were the most significant factors affecting performance?

A: Contributing to performance in the first half of the year relative to the benchmark were overweights in the currencies of certain countries that were rebounding quickly from the global slowdown and also were offering relatively high interest rates. These rates attracted capital flows from countries such as the United States where interest rates were low. Among the currencies benefiting from this trend were the Brazilian real and the Indonesian rupiah. Also contributing to the Fund’s performance relative to the benchmark were overweights in certain currencies of Eastern Europe such as the Polish zloty, which rebounded in the second quarter.

Detracting from performance relative to the benchmark for the first half of the year were certain underweights in currencies of Eastern Europe, such as the Hungarian forint and the Czech koruna, which also rebounded after weak first quarters.

In the second half of the year, some commodity exporting countries benefited from continued improvement in the global economy. Some of these countries also offered higher interest rates, which also contributed to their appeal. An underweight in the South African rand and the Chilean peso, therefore, detracted from performance relative to the benchmark, while overweights in the Russian ruble, the Indonesian rupiah, and the Brazilian real contributed to performance relative to the benchmark. Concerns about a default by Dubai World and about the fiscal health of Greece weighed on emerging market currencies late in the year.

Lord Abbett Global Allocation Fund

Q: How did the Global Allocation Fund perform during the fiscal year ended December 31, 2009?

A: The Global Allocation Fund is a fund of funds that invests in other Lord Abbett mutual funds. The Fund normally allocates its net assets to underlying funds by category (equity funds, fixed-income funds, and international funds), using the approximate target allocations: 75% to equity underlying funds; 25% to fixed-income funds; as well as 100% maximum to international funds. As of December 31, 2009, the Fund allocated its assets among the following underlying funds: Lord Abbett International Dividend Income Fund; (approximately 30.1% of the Global Allocation Fund’s long-term portfolio); Lord Abbett High Yield Fund (approximately 15.0%); Lord Abbett International Opportunities Fund (approximately 10.1%); Lord Abbett Developing Local Markets Fund (approximately 10.0%); Lord Abbett Growth Opportunities Fund (approximately 7.6%); Lord Abbett Fundamental Equity Fund (formerly Lord Abbett All Value Fund) (approximately 7.4%); Lord Abbett Affiliated Fund (approximately 7.4%); Lord Abbett Classic Stock Fund (formerly Lord Abbett Large Cap Core Fund) (approximately 7.4%); and Lord Abbett International Core Equity Fund (approximately 5.0%). As a result, the Global Allocation Fund’s performance is directly related to the performance of its underlying funds.

The Global Allocation Fund returned 37.83% for the year, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI World® Index with Gross Dividends,5 which returned 30.79% over the same period.

Q: What were the most significant factors affecting performance?

A: All of the Lord Abbett mutual funds among which the Global Allocation Fund allocates its assets enjoyed positive performance for the period. The most significant contributors to the Global Allocation Fund’s performance were the High Yield Fund, the International Opportunities Fund, and the International Dividend Income Fund.

Contributing to the High Yield Fund’s performance in the fiscal year was the increased allocation to “CCC” rated bonds as lower-rated credits led the bond market’s rally during the year. In terms of industries, health services, telecommunications – integrated/services and gas distribution were among the top contributors to performance.

In the International Dividend Income Fund, performance was helped by positions in the financials and utilities sectors. The largest individual contributor to the financials sector relative to the benchmark was London-based Barclays plc, a provider of commercial banking and investment banking, insurance, financial, asset management, and related services. The second largest holding contributing to the financials sector was Banco Santander SA, an international financial products company based in Spain. The largest contributor to the utilities sector was Sabesp Cia Saneame, a Brazil-based provider of water and sewage services.

In the International Opportunities Fund, performance was helped by positions in the financials and consumer staples sectors. The largest individual contributor to the financials sector was Azimut Holding SpA, an Italian investment management services company. The second largest contributor to the financials sector was Philippines-based Megaworld Corporation, an operator of real estate and hotel businesses. The largest contributor to the consumer staples sector was Souza Cruz S.A., a producer and seller of cigarettes and other tobacco products based in Brazil.

Each Fund’s portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The MSCI EAFE® Index with Gross Dividends is an unmanaged index that reflects the stock markets of 21 countries, including Europe, Australasia, and the Far East, with values expressed in U.S. dollars. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

3  The Trade-Weighted U.S. Dollar Index, also known as the broad index, is a measure of the value of the U.S. Dollar Index in that its numerical value is determined as a weighted average of the price of various currencies relative to the dollar; however, it differs in which currencies are used and how their relative values are weighted.

4  The JPMorgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local-denominated money-market instruments.

5  The MSCI World® Index with Gross Dividends is an unmanaged capitalization index representing the industry composition and a sampling of small,

medium and large capitalization companies from global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East. The MSCI World Index with Gross Dividends assumes reinvestment of all dividends and distributions.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds’ prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense waivers and reimbursements, the Funds’ returns would have been lower.

The views of the Funds’ management and the portfolio holdings described in this report are as of December 31, 2009; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Developing Local Markets Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	14.71%	1.64%	4.49%	–
Class B4	15.68%	1.81%	4.48%	–
Class C5	19.85%	2.00%	4.36%	–
Class F6	20.82%	–	–	4.48%
Class I7	20.89%	3.01%	–	4.01%
Class P8	20.43%	2.63%	4.83%	–
Class R2[9]	20.12%	–	–	4.23%
Class R3[10]	20.33%	–	–	4.26%

1    Reflects the deduction of the maximum initial sales charge of 4.75%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 4.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Global Allocation Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI World Index with Gross Dividends and the MSCI World Index with Net Dividends, assuming reinvestment of all dividends and distributions. With Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the MSCI World Index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2009

	1 Year	5 Years	10 Years	Life of Class
Class A3	29.83%	3.07%	1.06%	–
Class B4	33.10%	3.48%	1.13%	–
Class C5	37.00%	3.65%	1.00%	–
Class F6	38.16%	–	–	-6.72%
Class I7	38.39%	4.69%	–	6.73%
Class R2[8]	38.36%	–	–	-1.54%
Class R3[9]	38.40%	–	–	-1.56%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of the indexes is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2009, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2009 through December 31, 2009).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 7/1/09 – 12/31/09” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/09	12/31/09	7/1/09 - 12/31/09
Class A
Actual	$1,000.00	$1,078.80	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.96	$6.36
Class B
Actual	$1,000.00	$1,075.00	$9.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.70	$9.65
Class C
Actual	$1,000.00	$1,075.00	$9.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.70	$9.65
Class F
Actual	$1,000.00	$1,080.40	$5.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.37	$5.09
Class I
Actual	$1,000.00	$1,080.90	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.58
Class P
Actual	$1,000.00	$1,078.90	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.59	$6.67
Class R2
Actual	$1,000.00	$1,077.60	$7.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.63
Class R3
Actual	$1,000.00	$1,078.00	$7.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.20	$7.12
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.25% for Class A, 1.90% for Classes B and C, 1.00% for Class F, 0.90% for Class I, 1.31% for Class P, 1.50% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2009

Sector*	%**	Sector*	%**
Agency	2.78%	Media	0.56%
Asset-Backed	19.57%	Mortgage-Backed	37.76%
Banking	5.01%	Services Cyclical	0.73%
Basic Industry	0.47%	Services Non-Cyclical	0.84%
Capital Goods	0.41%	Technology & Electronics	0.47%
Consumer Non-Cyclical	1.98%	Telecommunications	1.35%
Energy	4.46%	U.S. Government	2.10%
Finance & Investment	6.96%	Utility	7.04%
Foreign Government	7.51%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	7/1/09	12/31/09	7/1/09 - 12/31/09
Class A
Actual	$1,000.00	$1,218.10	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.44	$1.79
Class B
Actual	$1,000.00	$1,215.20	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class C
Actual	$1,000.00	$1,214.70	$5.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09
Class F
Actual	$1,000.00	$1,220.90	$0.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class I
Actual	$1,000.00	$1,221.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R2
Actual	$1,000.00	$1,220.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R3
Actual	$1,000.00	$1,219.90	$1.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.59	$1.63
†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Classes I and R2 and 0.32% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2009

Portfolio Allocation	%*
Equity	74.88%
Fixed Income	24.99%
Short-Term Investment	0.13%
Total	100.00%
*	Represents percent of total investments.

Schedule of Investments

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 18.55%

Automobiles 8.07%
Capital Auto Receivables Asset Trust 2006-2 A3B	0.293%	#	5/15/2011	0.03	$326	$325,535
Capital Auto Receivables Asset Trust 2007-4A A3B	0.933%	#	12/15/2011	0.03	702	702,920
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%		4/15/2011	0.13	360	362,599
Capital Auto Receivables Asset Trust 2007-1 A3B	0.243%	#	4/15/2011	0.03	929	928,355
Capital Auto Receivables Asset Trust 2008-1 A3B	1.233%	#	8/15/2012	0.63	576	577,694
Capital One Prime Auto Receivables Trust 2007-1 A3	5.47%		6/15/2011	0.06	261	261,493
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	0.35	856	867,319
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	0.37	400	406,164
CarMax Auto Owner Trust 2008-2 A2B	1.133%	#	9/15/2011	0.03	429	430,142
CarMax Auto Owner Trust 2009-1 A2	3.31%		11/15/2011	0.43	280	282,833
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	0.94	700	700,051
Daimler Chrysler Auto Trust 2008-B A2B	1.165%	#	7/8/2011	0.20	316	316,395
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	0.42	1,006	1,025,061
Ford Credit Auto Owner Trust 2008-C A2B	1.133%	#	1/15/2011	0.08	254	254,567
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	0.45	725	729,620
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	0.53	190	193,016
Harley-Davidson Motorcycle Trust 2006-3 A3	5.24%		1/15/2012	0.03	5	5,366
Harley-Davidson Motorcycle Trust 2007-3 A3	0.583%	#	6/15/2012	0.03	921	921,010
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	0.47	700	704,820
Hyundai Auto Receivables Trust 2007-A A3B	0.633%	#	1/17/2012	0.43	424	424,038
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	0.77	710	711,824
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	0.40	1,675	1,690,342
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	0.29	353	357,090
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	0.24	2,330	2,342,644

Total						15,520,898

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
Credit Cards 7.86%
American Express Credit Account Master Trust 2005-1 A	0.263%	#	10/15/2012	0.03	$750	$749,409
American Express Credit Account Master Trust 2005-5 A	0.273%	#	2/15/2013	0.02	500	498,933
American Express Issuance Trust 2005-1 A	0.263%	#	8/15/2011	0.02	1,000	998,036
Bank of America Credit Card Trust 2007-A7	0.233%	#	8/15/2012	0.03	2,015	2,013,057
Capital One Multi-Asset Execution Trust 2003-A5 A5	0.523%	#	7/15/2013	0.02	1,135	1,132,588
Capital One Multi-Asset Execution Trust 2008-A1 A	0.983%	#	11/15/2012	0.03	1,280	1,280,174
Chase Issuance Trust 2007-A6	0.233%	#	4/16/2012	0.03	1,000	999,476
Chase Issuance Trust 2008-A1	0.683%	#	1/15/2012	0.03	1,275	1,275,144
Citibank Credit Card Issuance Trust 2006-A6	0.242%	#	5/24/2012	0.05	777	776,061
Citibank Credit Card Issuance Trust 2007-A1	0.241%	#	3/22/2012	0.21	695	694,536
Citibank Credit Card Issuance Trust 2007-A2	0.257%	#	5/21/2012	0.13	750	749,052
Citibank Credit Card Issuance Trust 2007-A6	0.274%	#	7/12/2012	0.02	400	399,328
Discover Card Master Trust I 2003-3 A	0.433%	#	9/15/2012	0.03	1,000	999,636
Discover Card Master Trust I 2007-1 A	0.243%	#	8/15/2012	0.03	1,000	999,521
Discover Card Master Trust I 2007-3 A1	0.243%	#	10/16/2012	0.03	332	331,637
MBNA Credit Card Master Note Trust 2003-A8	0.423%	#	12/17/2012	0.02	1,220	1,216,103

Total						15,112,691

Home Equity 0.06%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.50	112	109,658

Other 2.56%
Energy Texas Restoration Funding LLC 2009-A A1	2.12%		2/1/2016	2.70	950	945,189
RSB Bondco LLC 2007-A A1	5.47%		10/1/2014	1.42	447	474,652
SLM Student Loan Trust 2007-2 A1	0.262%	#	4/25/2014	0.05	395	395,283
SLM Student Loan Trust 2007-3 A1	0.272%	#	10/27/2014	0.05	1,056	1,054,989
SLM Student Loan Trust 2008-2 A1	0.582%	#	1/25/2015	0.05	1,340	1,338,811
SLM Student Loan Trust 2008-3 A1	0.782%	#	1/25/2014	0.05	724	725,777

Total						4,934,701

Total Asset-Backed Securities (cost $35,616,310)						35,677,948

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
CORPORATE BONDS 27.40%

Airlines 0.70%
Southwest Airlines Co.†	10.50%		12/15/2011	1.75	$1,250	$1,355,928

Banking 3.46%
Barclays Bank plc (United Kingdom)(a)	2.50%		1/23/2013	2.92	500	499,789
Bear Stearns Cos. LLC	5.50%		8/15/2011	1.52	750	798,882
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	4.10	1,000	1,012,635
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%		3/10/2014	3.85	860	884,652
Morgan Stanley	5.30%		3/1/2013	2.85	425	448,273
Santander US Debt SA Unipersonal (Spain)†(a)	0.68%	#	10/21/2011	1.82	1,000	1,001,978
Societe Financement de l’Economie Francaise (France)†(a)	2.375%		3/26/2012	2.14	2,000	2,009,980

Total						6,656,189

Beverages 0.74%
Anheuser-Busch InBev Worldwide, Inc.†	7.20%		1/15/2014	3.43	300	340,549
Brown-Forman Corp.	0.39%	#	4/1/2010	0.24	180	180,041
Dr. Pepper Snapple Group, Inc.	2.35%		12/21/2012	2.84	150	150,266
SABMiller plc (United Kingdom)†(a)	5.50%		8/15/2013	3.21	400	426,245
SABMiller plc (United Kingdom)†(a)	6.20%		7/1/2011	1.43	305	322,897

Total						1,419,998

Building Materials 0.26%
Vulcan Materials Co.	1.504%	#	12/15/2010	0.19	500	499,575

Chemicals 0.45%
Potash Corp. of Saskatchewan (Canada)(a)	7.75%		5/31/2011	1.35	795	862,147

Consumer/Commercial/Lease Financing 0.84%
Citigroup Funding, Inc.	2.25%		12/10/2012	2.82	1,000	1,008,561
General Electric Capital Corp.	5.25%		10/19/2012	2.57	575	612,325

Total						1,620,886

Electric-Distribution/Transportation 2.02%
Indianapolis Power & Light Co.†	6.30%		7/1/2013	3.13	375	404,475
Ohio Power Co.	0.464%	#	4/5/2010	0.25	1,323	1,323,082

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
Electric-Distribution/Transportation (continued)
Pacific Gas & Electric Co.	1.206%	#	6/10/2010	0.18	$1,000	$1,004,130
Portland General Electric Co.	7.875%		3/15/2010	0.19	650	657,914
Public Service Electric & Gas Co.	1.129%	#	3/12/2010	0.18	500	500,747

Total						3,890,348

Electric: Generation 0.60%
Dominion Resources, Inc.	1.303%	#	6/17/2010	0.20	500	502,244
Southern Co.	0.683%	#	10/21/2011	0.04	650	652,099

Total						1,154,343

Electric: Integrated 4.13%
Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	2.06	295	322,920
Appalachian Power Co.	5.65%		8/15/2012	2.39	1,000	1,070,914
Black Hills Corp.	6.50%		5/15/2013	2.98	500	523,387
Commonwealth Edison Co.	6.15%		3/15/2012	2.03	1,000	1,079,333
Duke Energy Ohio, Inc.	2.10%		6/15/2013	3.29	1,000	988,183
EDP Finance BV (Netherlands)†(a)	5.375%		11/2/2012	2.61	1,000	1,077,552
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	1.00	500	522,749
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	2.19	350	405,508
Nevada Power Co.	8.25%		6/1/2011	1.33	500	540,658
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%		10/25/2012	2.55	500	509,845
TECO Energy, Inc.	2.281%	#	5/1/2010	0.07	900	902,414

Total						7,943,463

Energy: Exploration & Production 0.88%
Kerr-McGee Corp.	6.875%		9/15/2011	1.58	500	537,783
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	4.50%		9/30/2012	2.62	600	623,312
Woodside Finance Ltd. (Australia)†(a)	6.70%		8/1/2011	1.47	500	529,550

Total						1,690,645

Environmental 0.27%
Allied Waste North America, Inc.	6.375%		4/15/2011	1.21	500	522,132

Food: Wholesale 0.98%
Cadbury Schweppes US Finance LLC†	5.125%		10/1/2013	3.35	598	622,437
Kraft Foods, Inc.	0.773%	#	8/11/2010	0.10	1,000	1,000,090
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.125%		6/15/2011	1.39	250	258,885

Total						1,881,412

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
Gas Distribution 1.64%
Florida Gas Transmission Co. LLC†	7.00%		7/17/2012	2.27	$500	$546,345
Kinder Morgan Energy Partners LP	7.50%		11/1/2010	0.80	500	523,580
NiSource Finance Corp.	7.875%		11/15/2010	0.83	750	786,435
Panhandle Eastern Pipeline Co. LP	6.05%		8/15/2013	3.18	250	270,383
Rockies Express Pipeline LLC†	6.25%		7/15/2013	3.10	500	546,728
Texas Eastern Transmission LP	7.30%		12/1/2010	0.88	200	210,348
Transcontinental Gas Pipe Line Corp.	7.00%		8/15/2011	1.50	250	268,968

Total						3,152,787

Health Services 0.53%
Roche Holdings, Inc.†	2.262%	#	2/25/2011	0.14	1,000	1,021,429

Integrated Energy 0.78%
BP Capital Markets plc (United Kingdom)(a)	1.55%		8/11/2011	1.58	500	503,819
Shell International Finance BV (Netherlands)(a)	1.30%		9/22/2011	1.70	1,000	1,003,004

Total						1,506,823

Investments & Miscellaneous Financial Services 5.53%
Bank of America Corp.	2.10%		4/30/2012	2.25	2,000	2,019,600
BlackRock, Inc.	2.25%		12/10/2012	2.81	1,000	996,323
Citigroup Funding, Inc.	1.875%		10/22/2012	2.70	1,130	1,126,494
General Electric Capital Corp.	2.00%		9/28/2012	2.63	1,900	1,903,716
GMAC, Inc.	1.75%		10/30/2012	2.25	715	710,832
Goldman Sachs Group, Inc. (The)	4.50%		6/15/2010	0.44	300	305,441
Inter-American Development Bank	3.00%		4/22/2014	4.00	1,995	2,014,310
Societe Financement de l’Economie Francaise (France)†(a)	3.375%		5/5/2014	4.00	1,535	1,566,440

Total						10,643,156

Machinery 0.13%
Snap-On, Inc.	0.414%	#	1/12/2010	0.02	250	250,001

Media: Cable 0.31%
Time Warner Cable, Inc.	5.40%		7/2/2012	2.34	550	587,980

Media: Diversified 0.23%
Time Warner, Inc.	6.75%		4/15/2011	1.22	425	450,427

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)		Value
Oil Refining & Marketing 0.98%
Petronas Capital Ltd. (Malaysia)†(a)	7.00%		5/22/2012	2.21		$750	$824,726
Total Capital SA (France)(a)	5.00%		10/10/2011	1.70		1,000	1,059,644

Total							1,884,370

Software/Services 0.45%
Fiserv, Inc.	6.125%		11/20/2012	2.63		300	326,878
Intuit, Inc.	5.40%		3/15/2012	2.04		500	531,478

Total							858,356

Telecommunications: Integrated/Services 0.51%
Telecom Italia Capital SpA (Italy)(a)	5.25%		11/15/2013	3.46		325	342,130
Telefonica Europe BV (Netherlands)(a)	7.75%		9/15/2010	0.67		350	366,201
Verizon Global Funding Corp.	7.25%		12/1/2010	0.88		250	264,253

Total							972,584

Telecommunications: Wireless 0.79%
Rogers Wireless, Inc. (Canada)(a)	7.25%		12/15/2012	2.67		700	789,260
Vodafone Group plc (United Kingdom)(a)	0.594%	#	6/15/2011	1.47		720	720,736

Total							1,509,996

Tobacco 0.19%
Reynolds American, Inc.	6.50%		7/15/2010	0.50		350	357,616

Total Corporate Bonds (cost $52,419,509)							52,692,591

FOREIGN GOVERNMENT OBLIGATIONS 7.20%

Brazil 0.06%
Federal Republic of Brazil(a)	6.00%		1/17/2017	5.62		100	108,500

Hungary 1.94%
Hungary Government Bond(b)	6.75%		4/12/2010	0.25	HUF	702,000	3,732,055

Mexico 0.14%
United Mexican States(a)	7.50%		1/14/2012	1.84		250	278,125

Panama 0.16%
Republic of Panama(a)	7.25%		3/15/2015	4.30		30	34,275
Republic of Panama(a)	9.625%		2/8/2011	1.02		250	273,750

Total							308,025

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)	Principal Amount (000)		Value
Peru 0.15%
Republic of Peru(a)	9.125%		2/21/2012	1.92		$250	$290,625

Poland 2.50%
Poland Government Bond(b)	5.75%		3/24/2010	0.21	PLN	13,710	4,809,333

Turkey 2.08%
Turkey Government Bond(b)	Zero Coupon		4/14/2010	0.28	TRY	6,100	4,003,288

United Arab Emirates 0.17%
Emirate of Abu Dhabi†(a)	5.50%		8/2/2012	2.36		300	317,303

Total Foreign Government Obligations (cost $13,877,228)							13,847,254

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.72%
Federal National Mortgage Assoc. 2009-M2 A1 (cost $1,400,802)	2.387%		1/25/2019	3.30		1,394	1,383,104

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.66%
Federal Home Loan Mortgage Corp.	3.50%		5/1/2010	0.29		117	118,944
Federal Home Loan Mortgage Corp.	3.50%		9/1/2010	0.56		377	379,466
Federal Home Loan Mortgage Corp.	3.696%		12/1/2039	3.88		1,000	1,021,114
Federal Home Loan Mortgage Corp.	4.00%		7/1/2010	0.34		167	168,603
Federal Home Loan Mortgage Corp.	4.00%		5/1/2011	0.83		87	89,126
Federal Home Loan Mortgage Corp.	4.934%	#	7/1/2035	1.92		961	1,006,443
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.32		589	619,691
Federal Home Loan Mortgage Corp.	5.057%	#	9/1/2035	3.30		1,271	1,341,378
Federal Home Loan Mortgage Corp.(c)	5.683%	#	11/1/2037	1.63		600	636,630
Federal National Mortgage Assoc.	3.18%		11/1/2014	4.31		1,199	1,194,268
Federal National Mortgage Assoc.	3.50%		10/1/2010	0.55		68	69,488
Federal National Mortgage Assoc.	4.00%		8/1/2010	0.37		109	110,315
Federal National Mortgage Assoc.	4.00%		10/1/2010	0.53		88	88,960
Federal National Mortgage Assoc.	4.00%		11/1/2010	0.53		220	221,797
Federal National Mortgage Assoc.	4.00%		1/1/2011	0.63		228	229,923
Federal National Mortgage Assoc.	4.00%		6/1/2011	0.85		861	878,001
Federal National Mortgage Assoc.	5.794%	#	10/1/2036	1.52		575	607,987
Federal National Mortgage Assoc.	5.925%	#	5/1/2036	1.61		179	189,333

Total Government Sponsored Enterprises Pass-Throughs (cost $8,894,600)							8,971,467

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 37.38%
Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	0.89	$1,175	$1,213,755
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	1.82	960	994,301
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	1.65	1,000	1,047,880
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	0.85	1,436	1,452,478
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%	11/10/2041	0.40	8	8,029
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	2.56	756	766,348
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	0.67	298	303,360
Banc of America Commercial Mortgage, Inc. 2006-6 A1	5.226%	10/10/2045	0.97	198	202,228
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2	6.48%	2/15/2035	0.97	1,021	1,056,995
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	0.57	187	190,603
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	1.30	410	416,365
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	0.10	56	56,088
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	0.31	208	208,986
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	0.27	553	555,636
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.78	516	526,154
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 A1	5.546%	9/11/2038	0.70	769	784,347
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 A1	5.044%	12/11/2038	1.24	151	154,489
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%	4/12/2038	0.45	513	519,577
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	1.63	1,644	1,683,021
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	0.11	129	129,260
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	0.20	1,240	1,239,913

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass Through Certificates 2006-C7 A2	5.69%	6/10/2046	1.17	$520	$531,829
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1.45	678	711,373
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	1.26	897	924,969
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	1.14	123	127,713
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%	11/15/2036	0.98	652	663,379
CS First Boston Mortgage Securities Corp. 2003-CK2 A2	3.861%	3/15/2036	–	362	361,744
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	2.72	840	856,133
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.12	1,233	1,230,665
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	0.24	222	223,263
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%	4/15/2047	1.23	722	738,094
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	1.20	1,521	1,582,137
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	1.79	630	664,211
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	2.17	1,135	1,179,156
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	2.37	1,250	1,277,529
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	2.62	433	440,026
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	2.92	210	216,656
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	0.30	254	254,551
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.10	1,416	1,414,003
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	0.54	320	324,537
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	1.50	1,000	1,051,472
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	1.94	550	575,044

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.15	$1,095	$1,103,036
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	1.93	643	656,442
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	0.17	123	123,056
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.72	1,900	1,918,231
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	2.37	1,000	1,028,084
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	0.40	1,122	1,126,178
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	2.90	1,910	1,901,638
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	3.19	1,000	1,019,800
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.35	686	692,509
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	1.50	711	747,381
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	0.81	604	615,756
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.63	678	691,338
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%	1/12/2038	0.60	858	865,698
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-C3 A2	4.223%	1/15/2042	0.22	637	635,856
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.65	1,647	1,663,522
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	0.38	1,002	1,003,352
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	0.49	1,316	1,317,822
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2.49	1,000	1,018,072
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.27	617	619,188
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%	12/12/2044	0.68	870	885,226
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A1	5.279%	12/12/2043	1.21	638	656,602

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%	12/15/2028	1.20	$1,430	$1,493,823
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	1.72	880	931,623
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	0.35	843	847,689
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%	11/15/2027	0.31	166	166,949
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	0.75	66	66,279
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	0.03	383	382,517
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	0.03	181	181,098
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	0.03	312	312,006
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	0.32	720	724,308
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%	3/15/2032	0.48	253	257,327
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	0.51	867	869,810
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%	11/12/2037	0.50	771	779,407
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	0.72	802	817,392
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	0.41	868	868,841
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	0.10	782	781,299
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	0.55	588	597,454
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1.00	1,605	1,629,492
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	0.37	1,119	1,121,357
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	0.42	546	549,504
Morgan Stanley Capital I 2005-HQ6 A1	4.646%	8/13/2042	0.29	77	77,213
Morgan Stanley Capital I 2005-T19 A1	4.478%	6/12/2047	0.19	60	60,331
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	1.20	835	851,618
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	0.79	1,000	1,009,093
Morgan Stanley Capital I 2006-T23 A1	5.682%	8/12/2041	1.02	87	89,211

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Investments	Interest Rate	Maturity Date	Modified Duration (unaudited)	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	1.21	$911	$950,086
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	1.89	1,280	1,349,402
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	2.44	1,000	1,027,881
Wachovia Bank Commercial Mortgage Trust 2003-C3 A1	4.037%	2/15/2035	1.27	417	422,131
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.70	877	878,493
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.70	498	501,014
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	0.85	865	863,494
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	1.74	788	795,178
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	0.43	492	492,153

Total Non-Agency Commercial Mortgage-Backed Securities (cost $70,917,746)					71,892,557

Total Investments in Securities 95.91% (cost $183,126,195)					184,464,921

Cash, Foreign cash and Other Assets in Excess of Liabilities(d) 4.09%					7,861,974

Net Assets 100.00%					$192,326,895

HUF	Hungarian Forint.
PLN	Polish Zloty.
TRY	Turkish Lira.
#	Variable rate security. The interest rate represents the rate at December 31, 2009.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral to cover margin requirements for open future contracts as of December 31, 2009 (See Note 2(h)).
(d)	Cash, Foreign cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at December 31, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2010	129	Short	$(27,898,266)	$204,859
U.S. 5-Year Treasury Note	March 2010	266	Short	(30,425,828)	717,655

Totals				$(58,324,094)	$922,514

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Open Forward Foreign Currency Exchange Contracts at December 31, 2009:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine Peso	Buy	Goldman Sachs	1/15/2010	6,845,000	$1,737,310	$1,795,539	$58,229
Argentine Peso	Buy	Goldman Sachs	1/15/2010	1,100,000	284,421	288,545	4,124
Argentine Peso	Buy	Goldman Sachs	1/15/2010	925,000	240,854	242,640	1,786
Argentine Peso	Buy	UBS AG	3/5/2010	13,435,000	3,459,508	3,463,075	3,567
Argentine Peso	Buy	UBS AG	3/5/2010	600,000	153,728	154,659	931
Argentine Peso	Sell	UBS AG	3/5/2010	595,000	153,488	153,370	118
Brazilian Real	Buy	Barclays Bank plc	1/15/2010	210,000	119,000	120,360	1,360
Brazilian Real	Buy	Barclays Bank plc	1/15/2010	265,000	152,439	151,884	(555)
Brazilian Real	Buy	Barclays Bank plc	1/15/2010	260,000	148,742	149,018	276
Brazilian Real	Buy	Barclays Bank plc	1/15/2010	5,610,000	3,118,399	3,215,345	96,946
Brazilian Real	Sell	Barclays Bank plc	1/15/2010	1,250,000	707,214	716,432	(9,218)
Brazilian Real	Buy	UBS AG	2/5/2010	1,560,000	895,934	890,081	(5,853)
Brazilian Real	Buy	UBS AG	2/5/2010	320,000	180,109	182,580	2,471
Brazilian Real	Buy	UBS AG	2/5/2010	3,965,000	2,213,353	2,262,289	48,936
Brazilian Real	Buy	UBS AG	2/5/2010	300,000	171,674	171,170	(504)
Brazilian Real	Buy	UBS AG	2/5/2010	275,000	152,523	156,905	4,382
Brazilian Real	Sell	UBS AG	2/5/2010	385,000	221,736	219,667	2,069
Brazilian Real	Sell	UBS AG	2/5/2010	1,035,000	587,300	590,534	(3,234)
Chilean Peso	Buy	Goldman Sachs	2/5/2010	115,000,000	217,063	226,869	9,806
Chilean Peso	Buy	Goldman Sachs	2/5/2010	510,000,000	965,909	1,006,116	40,207
Chilean Peso	Buy	Goldman Sachs	2/5/2010	290,000,000	578,265	572,105	(6,160)
Chilean Peso	Sell	Goldman Sachs	2/5/2010	250,000,000	507,872	493,194	14,678
Chinese Yuan Renminbi	Buy	UBS AG	1/15/2010	1,220,000	179,201	178,719	(482)
Chinese Yuan Renminbi	Buy	UBS AG	1/15/2010	1,110,000	163,180	162,605	(575)
Chinese Yuan Renminbi	Buy	UBS AG	3/5/2010	8,840,000	1,298,568	1,295,713	(2,855)
Chinese Yuan Renminbi	Buy	UBS AG	3/5/2010	1,300,000	190,448	190,546	98
Chinese Yuan Renminbi	Buy	UBS AG	3/5/2010	660,000	96,718	96,739	21
Colombian Peso	Buy	UBS AG	2/5/2010	365,000,000	181,105	178,266	(2,839)
Colombian Peso	Buy	UBS AG	3/5/2010	7,780,000,000	3,876,432	3,790,499	(85,933)
Czech Koruna	Buy	Barclays Bank plc	1/15/2010	4,050,000	232,692	220,359	(12,333)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech Koruna	Buy	Barclays Bank plc	1/15/2010	5,685,000	$320,824	$309,319	$(11,505)
Czech Koruna	Buy	Barclays Bank plc	1/15/2010	68,325,000	3,954,336	3,717,535	(236,801)
Czech Koruna	Sell	Barclays Bank plc	1/15/2010	3,775,000	221,544	205,396	16,148
Czech Koruna	Buy	Deutsche Bank AG	2/5/2010	62,200,000	3,536,502	3,383,093	(153,409)
Czech Koruna	Buy	Barclays Bank plc	2/5/2010	3,200,000	186,263	174,050	(12,213)
Czech Koruna	Buy	Deutsche Bank AG	2/5/2010	3,250,000	188,909	176,769	(12,140)
Czech Koruna	Buy	Barclays Bank plc	2/5/2010	3,900,000	225,707	212,123	(13,584)
Czech Koruna	Buy	Barclays Bank plc	2/5/2010	2,600,000	151,427	141,416	(10,011)
Czech Koruna	Buy	Barclays Bank plc	2/5/2010	20,700,000	1,193,173	1,125,885	(67,288)
Czech Koruna	Buy	Morgan Stanley Co., Inc.	3/5/2010	66,280,000	3,845,217	3,603,359	(241,858)
Czech Koruna	Buy	Morgan Stanley Co., Inc.	3/5/2010	3,200,000	175,016	173,970	(1,046)
Czech Koruna	Buy	Morgan Stanley Co., Inc.	3/5/2010	8,840,000	480,088	480,593	505
Euro	Sell	Barclays Bank plc	2/5/2010	803,547	1,193,173	1,151,892	41,281
Euro	Sell	Barclays Bank plc	2/5/2010	110,000	163,815	157,686	6,129
Euro	Sell	Morgan Stanley Co., Inc.	3/5/2010	1,040,000	1,519,520	1,490,757	28,763
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	1,300,000	167,848	167,680	(168)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	2,055,000	265,315	265,064	(251)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	1,525,000	196,887	196,702	(185)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	1,385,000	178,809	178,644	(165)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	1,730,000	223,311	223,144	(167)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	1,170,000	151,075	150,912	(163)
Hong Kong Dollar	Buy	Barclays Bank plc	1/15/2010	30,370,000	3,921,492	3,917,273	(4,219)
Hong Kong Dollar	Buy	Morgan Stanley Co., Inc.	2/5/2010	50,035,000	6,460,130	6,454,738	(5,392)
Hong Kong Dollar	Sell	Morgan Stanley Co., Inc.	2/5/2010	1,715,000	221,395	221,243	152
Hong Kong Dollar	Buy	Goldman Sachs	3/5/2010	8,900,000	1,149,128	1,148,357	(771)
Hong Kong Dollar	Buy	Goldman Sachs	3/5/2010	1,500,000	193,523	193,543	20
Hong Kong Dollar	Buy	Goldman Sachs	3/5/2010	7,600,000	980,721	980,620	(101)
Hungarian Forint	Buy	UBS AG	1/15/2010	43,200,000	233,324	229,299	(4,025)
Hungarian Forint	Buy	UBS AG	1/15/2010	31,100,000	171,728	165,074	(6,654)
Hungarian Forint	Buy	UBS AG	1/15/2010	41,200,000	229,719	218,684	(11,035)
Hungarian Forint	Buy	UBS AG	1/15/2010	32,100,000	178,880	170,382	(8,498)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian Forint	Buy	UBS AG	1/15/2010	33,500,000	$179,307	$177,813	$(1,494)
Hungarian Forint	Buy	UBS AG	1/15/2010	34,000,000	186,046	180,467	(5,579)
Hungarian Forint	Buy	UBS AG	1/15/2010	37,400,000	205,495	198,514	(6,981)
Hungarian Forint	Buy	UBS AG	1/15/2010	27,000,000	150,884	143,312	(7,572)
Hungarian Forint	Buy	UBS AG	1/15/2010	47,000,000	253,083	249,469	(3,614)
Hungarian Forint	Buy	UBS AG	1/15/2010	354,200,000	1,895,131	1,880,042	(15,089)
Hungarian Forint	Buy	Morgan Stanley Co., Inc.	2/5/2010	732,000,000	3,900,879	3,879,143	(21,736)
Hungarian Forint	Buy	Morgan Stanley Co., Inc.	2/5/2010	28,000,000	154,491	148,382	(6,109)
Hungarian Forint	Buy	Morgan Stanley Co., Inc.	2/5/2010	32,500,000	172,491	172,230	(261)
Hungarian Forint	Sell	Morgan Stanley Co., Inc.	2/5/2010	46,000,000	255,697	243,771	11,926
Indian Rupee	Buy	UBS AG	1/15/2010	7,950,000	171,371	170,712	(659)
Indian Rupee	Buy	UBS AG	1/15/2010	8,175,000	176,147	175,543	(604)
Indian Rupee	Buy	UBS AG	1/15/2010	6,750,000	142,285	144,944	2,659
Indian Rupee	Buy	UBS AG	1/15/2010	8,750,000	189,148	187,890	(1,258)
Indian Rupee	Buy	UBS AG	1/15/2010	10,500,000	227,224	225,469	(1,755)
Indian Rupee	Buy	UBS AG	1/15/2010	113,950,000	2,376,929	2,446,871	69,942
Indian Rupee	Buy	Goldman Sachs	2/5/2010	182,650,000	3,892,879	3,915,956	23,077
Indian Rupee	Buy	Goldman Sachs	2/5/2010	6,300,000	134,990	135,070	80
Indian Rupee	Sell	Goldman Sachs	2/5/2010	10,250,000	221,048	219,757	1,291
Indonesian Rupiah	Buy	Barclays Bank plc	1/15/2010	1,600,000,000	168,599	169,968	1,369
Indonesian Rupiah	Buy	Barclays Bank plc	1/15/2010	1,720,000,000	179,916	182,715	2,799
Indonesian Rupiah	Buy	Barclays Bank plc	1/15/2010	1,740,000,000	186,196	184,840	(1,356)
Indonesian Rupiah	Buy	Barclays Bank plc	1/15/2010	19,950,000,000	2,035,714	2,119,286	83,572
Indonesian Rupiah	Buy	UBS AG	3/5/2010	26,850,000,000	2,824,829	2,823,938	(891)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah	Sell	UBS AG	3/5/2010	1,650,000,000	$174,448	$173,538	$910
Israeli New Shekel	Buy	Morgan Stanley Co., Inc.	2/5/2010	11,550,000	3,045,886	3,049,384	3,498
Israeli New Shekel	Buy	Morgan Stanley Co., Inc.	2/5/2010	2,640,000	701,717	697,002	(4,715)
Israeli New Shekel	Buy	UBS AG	3/5/2010	6,315,000	1,666,447	1,666,909	462
Israeli New Shekel	Buy	UBS AG	3/5/2010	800,000	211,751	211,168	(583)
Malaysian Ringgit	Buy	Goldman Sachs	1/15/2010	610,000	178,259	178,079	(180)
Malaysian Ringgit	Buy	Goldman Sachs	1/15/2010	710,000	207,118	207,272	154
Malaysian Ringgit	Buy	Goldman Sachs	1/15/2010	780,000	231,111	227,707	(3,404)
Malaysian Ringgit	Buy	Goldman Sachs	1/15/2010	10,850,000	3,132,217	3,167,465	35,248
Mexican Peso	Buy	UBS AG	1/15/2010	2,700,000	203,589	206,153	2,564
Mexican Peso	Buy	UBS AG	1/15/2010	3,900,000	296,139	297,776	1,637
Mexican Peso	Buy	UBS AG	1/15/2010	3,675,000	283,627	280,597	(3,030)
Mexican Peso	Buy	UBS AG	1/15/2010	91,350,000	6,679,096	6,974,837	295,741
Mexican Peso	Sell	UBS AG	1/15/2010	5,550,000	424,897	423,759	1,138
Mexican Peso	Buy	Morgan Stanley Co., Inc.	2/5/2010	91,050,000	6,791,228	6,935,161	143,933
Mexican Peso	Buy	Morgan Stanley Co., Inc.	2/5/2010	2,500,000	189,325	190,422	1,097
Mexican Peso	Buy	Barclays Bank plc	3/5/2010	43,600,000	3,371,252	3,309,675	(61,577)
Mexican Peso	Buy	Barclays Bank plc	3/5/2010	47,280,000	3,715,229	3,589,024	(126,205)
Mexican Peso	Buy	Barclays Bank plc	3/5/2010	3,000,000	230,752	227,730	(3,022)
Mexican Peso	Buy	Barclays Bank plc	3/5/2010	7,000,000	539,835	531,370	(8,465)
Mexican Peso	Buy	Barclays Bank plc	3/5/2010	3,800,000	288,809	288,458	(351)
New Romanian Leu	Buy	Goldman Sachs	1/15/2010	710,000	242,197	239,630	(2,567)
New Romanian Leu	Buy	Goldman Sachs	1/15/2010	785,000	269,297	264,943	(4,354)
New Romanian Leu	Buy	Goldman Sachs	1/15/2010	650,000	227,034	219,379	(7,655)
New Romanian Leu	Buy	Goldman Sachs	1/15/2010	1,090,000	370,622	367,882	(2,740)

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
New Romanian Leu	Buy	Barclays Bank plc	2/5/2010	7,700,000	$2,596,527	$2,584,413	$(12,114)
New Romanian Leu	Buy	Barclays Bank plc	2/5/2010	615,000	208,828	206,417	(2,411)
New Romanian Leu	Buy	Barclays Bank plc	2/5/2010	630,000	212,228	211,452	(776)
New Romanian Leu	Buy	Morgan Stanley Co., Inc.	3/5/2010	13,285,000	4,597,681	4,427,079	(170,602)
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	370,000	248,739	247,415	(1,324)
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	325,000	221,495	217,324	(4,171)
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	550,000	371,999	367,780	(4,219)
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	425,000	285,426	284,193	(1,233)
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	325,000	215,947	217,324	1,377
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	270,000	178,926	180,546	1,620
New Turkish Lira	Buy	Barclays Bank plc	1/15/2010	8,370,000	5,545,617	5,596,935	51,318
New Turkish Lira	Sell	Barclays Bank plc	1/15/2010	770,000	514,968	514,891	77
New Turkish Lira	Sell	Barclays Bank plc	1/15/2010	200,000	133,067	133,738	(671)
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	9,180,000	6,067,416	6,117,750	50,334
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	360,000	239,314	239,912	598
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	340,000	226,064	226,584	520
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	565,000	372,519	376,528	4,009
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	400,000	265,428	266,569	1,141
New Turkish Lira	Buy	Goldman Sachs	2/5/2010	375,000	247,035	249,908	2,873
New Turkish Lira	Sell	Goldman Sachs	2/5/2010	1,450,000	954,701	966,311	(11,610)
New Turkish Lira	Sell	Goldman Sachs	2/5/2010	590,000	384,340	393,189	(8,849)
New Turkish Lira	Buy	Morgan Stanley Co., Inc.	3/5/2010	3,780,000	2,508,961	2,507,302	(1,659)
New Turkish Lira	Buy	Morgan Stanley Co., Inc.	3/5/2010	290,000	190,226	192,359	2,133
Peruvian Nuevo Sol	Buy	Goldman Sachs	2/5/2010	510,000	178,322	176,440	(1,882)
Peruvian Nuevo Sol	Buy	Goldman Sachs	2/5/2010	1,740,000	598,144	601,972	3,828
Peruvian Nuevo Sol	Buy	Barclays Bank plc	3/5/2010	4,030,000	1,400,278	1,393,499	(6,779)
Philippine Peso	Buy	UBS AG	3/5/2010	12,400,000	263,942	266,334	2,392
Philippine Peso	Buy	UBS AG	3/5/2010	292,000,000	6,307,377	6,271,747	(35,630)
Philippine Peso	Buy	UBS AG	3/5/2010	10,600,000	225,620	227,673	2,053

See Notes to Financial Statements.

Schedule of Investments (continued)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty	Buy	Barclays Bank plc	1/15/2010	910,000	$315,520	$317,596	$2,076
Polish Zloty	Buy	Barclays Bank plc	1/15/2010	23,920,000	8,266,233	8,348,255	82,022
Polish Zloty	Sell	Barclays Bank plc	1/15/2010	1,575,000	570,939	549,687	21,252
Polish Zloty	Sell	Barclays Bank plc	1/15/2010	3,420,000	1,189,979	1,193,605	(3,626)
Polish Zloty	Buy	UBS AG	2/5/2010	16,080,000	5,587,019	5,604,154	17,135
Polish Zloty	Buy	UBS AG	2/5/2010	525,000	189,053	182,972	(6,081)
Polish Zloty	Buy	UBS AG	2/5/2010	825,000	296,155	287,526	(8,629)
Polish Zloty	Buy	UBS AG	2/5/2010	835,000	298,161	291,012	(7,149)
Polish Zloty	Buy	UBS AG	2/5/2010	730,000	266,862	254,418	(12,444)
Polish Zloty	Buy	UBS AG	2/5/2010	985,000	359,191	343,289	(15,902)
Polish Zloty	Buy	Goldman Sachs	3/5/2010	5,045,000	1,840,905	1,755,027	(85,878)
Polish Zloty	Buy	Goldman Sachs	3/5/2010	490,000	171,786	170,459	(1,327)
Polish Zloty	Buy	Goldman Sachs	3/5/2010	555,000	191,928	193,070	1,142
Russian Ruble	Buy	UBS AG	1/15/2010	6,900,000	234,386	227,513	(6,873)
Russian Ruble	Buy	UBS AG	1/15/2010	5,500,000	189,446	181,351	(8,095)
Russian Ruble	Buy	Barclays Bank plc	2/5/2010	115,650,000	3,888,702	3,800,693	(88,009)
Russian Ruble	Sell	Barclays Bank plc	2/5/2010	28,850,000	966,823	948,119	18,704
Russian Ruble	Buy	UBS AG	3/5/2010	106,100,000	3,561,168	3,470,976	(90,192)
Russian Ruble	Sell	UBS AG	3/5/2010	8,900,000	285,172	291,156	(5,984)
Russian Ruble	Sell	UBS AG	3/5/2010	5,800,000	190,217	189,742	475
Singapore Dollar	Buy	Morgan Stanley Co., Inc.	1/15/2010	9,310,000	6,609,282	6,626,281	16,999
Singapore Dollar	Sell	Morgan Stanley Co., Inc.	1/15/2010	535,000	386,479	380,780	5,699
Singapore Dollar	Buy	Deutsche Bank AG	2/5/2010	7,015,000	5,023,272	4,991,639	(31,633)
Singapore Dollar	Buy	Deutsche Bank AG	2/5/2010	395,000	284,591	281,069	(3,522)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	335,000	241,090	238,277	(2,813)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	340,000	246,199	241,833	(4,366)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	4,170,000	3,006,922	2,966,008	(40,914)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	1,350,000	973,605	960,219	(13,386)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	215,000	154,561	152,924	(1,637)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	325,000	231,515	231,164	(351)
Singapore Dollar	Buy	Barclays Bank plc	3/5/2010	325,000	231,597	231,164	(433)
South African Rand	Buy	Barclays Bank plc	1/15/2010	1,270,000	169,209	171,762	2,553
South African Rand	Buy	Barclays Bank plc	1/15/2010	1,715,000	229,770	231,947	2,177

See Notes to Financial Statements.

Schedule of Investments (concluded)

DEVELOPING LOCAL MARKETS FUND December 31, 2009

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
South African Rand	Buy	Barclays Bank plc	1/15/2010	1,385,000	$181,164	$187,316	$6,152
South African Rand	Buy	Barclays Bank plc	1/15/2010	2,100,000	280,749	284,017	3,268
South African Rand	Buy	Barclays Bank plc	1/15/2010	23,330,000	3,038,512	3,155,288	116,776
South African Rand	Buy	Morgan Stanley Co., Inc.	2/5/2010	30,480,000	3,915,699	4,106,046	190,347
South African Rand	Buy	Morgan Stanley Co., Inc.	2/5/2010	1,440,000	189,813	193,986	4,173
South African Rand	Buy	Morgan Stanley Co., Inc.	2/5/2010	1,300,000	173,428	175,126	1,698
South African Rand	Sell	Morgan Stanley Co., Inc.	2/5/2010	1,800,000	238,964	242,483	(3,519)
South African Rand	Sell	Morgan Stanley Co., Inc.	2/5/2010	1,580,000	212,325	212,846	(521)
South Korean Won	Buy	UBS AG	3/5/2010	1,100,000,000	952,797	942,931	(9,866)
Taiwan Dollar	Buy	Barclays Bank plc	1/15/2010	25,000,000	787,154	784,703	(2,451)
Taiwan Dollar	Buy	Barclays Bank plc	4/9/2010	6,000,000	192,184	191,765	(419)
Thai Baht	Buy	UBS AG	1/15/2010	5,900,000	176,530	176,960	430
Thai Baht	Buy	UBS AG	1/15/2010	6,800,000	204,064	203,954	(110)
Thai Baht	Buy	UBS AG	1/15/2010	5,700,000	172,046	170,962	(1,084)
Thai Baht	Buy	UBS AG	1/15/2010	107,600,000	3,215,463	3,227,277	11,814

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(261,875)

See Notes to Financial Statements.

Schedule of Investments

GLOBAL ALLOCATION FUND December 31, 2009

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 98.61%
Lord Abbett Affiliated Fund, Inc. – Class I(b)	812,037	$8,323
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I(c)	316,298	8,259
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I(d)	1,677,871	11,225
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I(b)	764,473	8,340
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I*(e)	445,124	8,533
Lord Abbett Investment Trust – High Yield Fund – Class I(f)	2,271,115	16,852
Lord Abbett Securities Trust – International Core Equity Fund – Class I(g)	479,367	5,585
Lord Abbett Securities Trust – International Dividend Income Fund – Class I(h)	3,923,219	33,779
Lord Abbett Securities Trust – International Opportunities Fund – Class I(i)	996,768	11,313

Total Investments in Underlying Funds (cost $116,379,456)		112,209

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement
Repurchase Agreement dated 12/31/2009, Zero Coupon due 1/4/2010 with Fixed Income Clearing Corp. collateralized by $145,000 of Federal Home Loan Mortgage Corp. at 4.125% due 2/24/2011; value: $152,613; proceeds: $148,221 (cost $148,221)	$148	$148

Total Investments in Securities 98.74% (cost $116,527,677)		112,357

Assets in Excess of Liabilities 1.26%		1,432

Net Assets 100.00%		$113,789

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is long-term capital appreciation.

See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2009

	Developing Local Markets Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$183,126,195	$116,527,677
Investments in securities, at value	$184,464,921	$112,357,052
Cash	7,668,552	–
Deposits with brokers for futures collateral	290,200	–
Foreign cash, at value (cost $30,677 and $0, respectively)	30,342	–
Receivables:
Interest and dividends	1,329,845	161,356
Investment securities sold	800,000	–
Capital shares sold	1,430,894	1,952,489
From affiliates (See Note 3)	–	12,813
Unrealized appreciation on forward foreign currency exchange contracts	1,695,265	–
Prepaid expenses and other assets	46,760	24,841
Total assets	197,756,779	114,508,551
LIABILITIES:
Payables:
Investment securities purchased	2,151,592	173,970
Capital shares reacquired	416,568	354,015
Management fee	78,321	–
12b-1 distribution fees	90,600	56,609
Directors’ fees	42,256	26,360
Fund administration	6,273	–
To affiliates (See Note 3)	1,160	–
Variation margin	189,084	–
Unrealized depreciation on forward foreign currency exchange contracts	1,957,140	–
Distributions payable	371,212	–
Accrued expenses and other liabilities	125,678	108,149
Total liabilities	5,429,884	719,103
NET ASSETS	$192,326,895	$113,789,448
COMPOSITION OF NET ASSETS:
Paid-in capital	$189,890,513	$123,917,049
Undistributed (distributions in excess of) net investment income	(413,468)	28,466
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	851,772	(5,985,114)
Net unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	1,998,078	(4,170,953)
Net Assets	$192,326,895	$113,789,448

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2009

	Developing Local Markets Fund	Global Allocation Fund

Net assets by class:
Class A Shares	$109,151,825	$83,624,566
Class B Shares	$3,883,777	$10,668,271
Class C Shares	$27,511,746	$17,740,510
Class F Shares	$24,462,628	$641,011
Class I Shares	$27,175,578	$1,054,560
Class P Shares	$15,512	–
Class R2 Shares	$23,032	$9,651
Class R3 Shares	$102,797	$50,879
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $.001 par value)	16,282,360	7,917,287
Class B Shares (30 million and 15 million shares of common stock authorized, $.001 par value)	576,727	1,087,848
Class C Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	4,081,595	1,804,774
Class F Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	3,654,018	60,717
Class I Shares (15 million and 15 million shares of common stock authorized, $.001 par value)	4,061,713	99,432
Class P Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	2,317	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	3,431	907
Class R3 Shares (20 million and 20 million shares of common stock authorized, $.001 par value)	15,340	4,793
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.70	$10.56
Class A Shares-Maximum offering price (Net asset value plus sales charge of 4.75% and 5.75%, respectively)	$7.03	$11.20
Class B Shares-Net asset value	$6.73	$9.81
Class C Shares-Net asset value	$6.74	$9.83
Class F Shares-Net asset value	$6.69	$10.56
Class I Shares-Net asset value	$6.69	$10.61
Class P Shares-Net asset value	$6.69	–
Class R2 Shares-Net asset value	$6.71	$10.64
Class R3 Shares-Net asset value	$6.70	$10.62

See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2009

	Developing Local Markets Fund	Global Allocation Fund
Investment income:
Dividends	$–	$2,899,602
Interest and other	5,571,175	5,947
Total investment income	5,571,175	2,905,549
Expenses:
Management fee	705,090	206,838
12b-1 distribution plan-Class A	291,685	215,840
12b-1 distribution plan-Class B	36,905	80,774
12b-1 distribution plan-Class C	203,159	118,738
12b-1 distribution plan-Class F	10,659	341
12b-1 distribution plan-Class P	36	–
12b-1 distribution plan-Class R2	88	–
12b-1 distribution plan-Class R3	404	51
Shareholder servicing	215,745	322,316
Professional	52,789	42,631
Reports to shareholders	76,872	13,178
Fund administration	56,407	–
Custody	34,993	4,687
Directors’ fees	4,668	2,499
Registration	92,259	76,220
Subsidy (See Note 3)	46,534	–
Other	6,417	7,356
Gross expenses	1,834,710	1,091,469
Expense reductions (See Note 7)	(294)	(168)
Expenses assumed by Underlying Funds (See Note 3)	–	(468,719)
Management fee waived (See Note 3)	–	(206,838)
Net expenses	1,834,416	415,744
Net investment income	3,736,759	2,489,805
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	8,432,229	(1,974,350)*
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	11,262,786	25,945,012
Net realized and unrealized gain	19,695,015	23,970,662
Net Increase in Net Assets Resulting From Operations	$23,431,774	$26,460,467
*	Includes net realized loss from affiliated issuers of $(1,994,071) (See Note 10).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Developing Local Markets Fund
INCREASE IN NET ASSETS	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Operations:
Net investment income	$3,736,759	$3,936,202
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	8,432,229	(23,149,299)
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	11,262,786	(10,800,768)
Net increase (decrease) in net assets resulting from operations	23,431,774	(30,013,865)
Distributions to shareholders from:
Net investment income
Class A	(2,369,807)	(1,617,616)
Class B	(76,069)	(68,996)
Class C	(413,001)	(240,309)
Class F	(307,383)	(10,966)
Class I	(751,395)	(295,927)
Class P	(213)	(83)
Class R2	(370)	(215)
Class R3	(2,136)	(741)
Return of capital
Class A	–	(1,256,137)
Class B	–	(53,578)
Class C	–	(186,609)
Class F	–	(8,516)
Class I	–	(229,798)
Class P	–	(64)
Class R2	–	(167)
Class R3	–	(575)
Total distributions to shareholders	(3,920,374)	(3,970,297)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	115,318,811	170,377,510
Reinvestment of distributions	3,022,376	2,936,027
Cost of shares reacquired	(72,075,459)	(67,111,874)
Net increase in net assets resulting from capital share transactions	46,265,728	106,201,663
Net increase in net assets	65,777,128	72,217,501
NET ASSETS:
Beginning of year	$126,549,767	$54,332,266
End of year	$192,326,895	$126,549,767
Undistributed (distributions in excess of) net investment income	$(413,468)	$3,109,786

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008
Operations:
Net investment income	$2,489,805	$2,270,139
Capital gains received from Underlying Funds	–	218,565
Net realized loss on investments and foreign currency related transactions	(1,974,350)	(4,265,548)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,945,012	(43,736,609)
Net increase (decrease) in net assets resulting from operations	26,460,467	(45,513,453)
Distributions to shareholders from:
Net investment income
Class A	(2,300,211)	(1,188,196)
Class B	(247,290)	(121,905)
Class C	(371,217)	(162,380)
Class F	(15,143)	(217)
Class I	(30,740)	(12,808)
Class R2	(276)	(138)
Class R3	(789)	(143)
Net realized gain
Class A	–	(1,330,502)
Class B	–	(191,047)
Class C	–	(255,382)
Class F	–	(213)
Class I	–	(11,072)
Class R2	–	(159)
Class R3	–	(159)
Total distributions to shareholders	(2,965,666)	(3,274,321)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	37,804,987	20,479,781
Reinvestment of distributions	2,774,104	3,096,713
Cost of shares reacquired	(21,054,014)	(27,911,661)
Net increase (decrease) in net assets resulting from capital share transactions	19,525,077	(4,335,167)
Net increase (decrease) in net assets	43,019,878	(53,122,941)
NET ASSETS:
Beginning of year	$70,769,570	$123,892,511
End of year	$113,789,448	$70,769,570
Undistributed net investment income	$28,466	$512,578

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Year Ended 12/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$5.72	$6.73	$6.84	$6.80	$7.66

Investment operations:

Net investment income(a)	.17	.24	.22	.18	.17

Net realized and unrealized gain (loss)	.99	(1.01)	.31	.17	(.59)

Total from investment operations	1.16	(.77)	.53	.35	(.42)

Distributions to shareholders from:

Net investment income	(.18)	(.14)	(.64)	(.31)	(.44)

Return of capital	–	(.10)	–	–	–

Total distributions	(.18)	(.24)	(.64)	(.31)	(.44)

Net asset value, end of year	$6.70	$5.72	$6.73	$6.84	$6.80

Total Return(b)	20.53%	(11.90)%	7.98%	5.22%	(5.61)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.27%	1.23%	1.14%	1.30%	1.30%

Expenses, including expense reductions and expenses reimbursed	1.27%	1.22%	1.14%	1.30%	1.30%

Expenses, excluding expense reductions and expenses reimbursed	1.27%	1.27%	1.83%	1.43%	1.38%

Net investment income	2.69%	3.59%	3.25%	2.70%	2.36%

Supplemental Data:
Net assets, end of year (000)	$109,152	$83,426	$44,148	$50,398	$52,275

Portfolio turnover rate	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Year Ended 12/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$5.74	$6.74	$6.85	$6.80	$7.67

Investment operations:

Net investment income(a)	.13	.19	.18	.14	.12

Net realized and unrealized gain (loss)	.99	(1.00)	.28	.17	(.60)

Total from investment operations	1.12	(.81)	.46	.31	(.48)

Distributions to shareholders from:

Net investment income	(.13)	(.11)	(.57)	(.26)	(.39)

Return of capital	–	(.08)	–	–	–

Total distributions	(.13)	(.19)	(.57)	(.26)	(.39)

Net asset value, end of year	$6.73	$5.74	$6.74	$6.85	$6.80

Total Return(b)	19.68%	(12.37)%	7.26%	4.67%	(6.34)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.93%	1.88%	1.79%	1.95%	1.95%

Expenses, including expense reductions and expenses reimbursed	1.93%	1.88%	1.79%	1.95%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	1.93%	1.95%	2.46%	2.08%	2.03%

Net investment income	2.11%	2.93%	2.58%	2.05%	1.71%

Supplemental Data:
Net assets, end of year (000)	$3,884	$4,105	$3,303	$4,184	$4,636

Portfolio turnover rate	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Year Ended 12/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$5.74	$6.75	$6.86	$6.81	$7.67

Investment operations:

Net investment income(a)	.13	.19	.18	.14	.12

Net realized and unrealized gain (loss)	1.00	(1.01)	.30	.17	(.59)

Total from investment operations	1.13	(.82)	.48	.31	(.47)

Distributions to shareholders from:

Net investment income	(.13)	(.11)	(.59)	(.26)	(.39)

Return of capital	–	(.08)	–	–	–

Total distributions	(.13)	(.19)	(.59)	(.26)	(.39)

Net asset value, end of year	$6.74	$5.74	$6.75	$6.86	$6.81

Total Return(b)	19.85%	(12.50)%	7.27%	4.66%	(6.20)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.91%	1.87%	1.79%	1.95%	1.95%

Expenses, including expense reductions and expenses reimbursed	1.91%	1.87%	1.79%	1.95%	1.95%

Expenses, excluding expense reductions and expenses reimbursed	1.91%	1.91%	2.47%	2.08%	2.02%

Net investment income	2.03%	2.95%	2.60%	2.05%	1.70%

Supplemental Data:
Net assets, end of year (000)	$27,512	$18,407	$5,952	$6,608	$7,004

Portfolio turnover rate	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class F Shares
	Year Ended 12/31		9/28/2007(a) to 12/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.71	$6.73	$6.92

Investment operations:

Net investment income(b)	.18	.25	.07

Net realized and unrealized gain (loss)	.99	(1.01)	.17

Total from investment operations	1.17	(.76)	.24

Distributions to shareholders from:

Net investment income	(.19)	(.15)	(.43)

Return of capital	–	(.11)	–

Total distributions	(.19)	(.26)	(.43)

Net asset value, end of period	$6.69	$5.71	$6.73

Total Return(c)	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.98%	.98%	.17	%(d)

Net investment income	2.72%	3.94%	1.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$24,463	$710	$10

Portfolio turnover rate	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class I Shares
	Year Ended 12/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$5.72	$6.73	$6.85	$6.80	$7.66

Investment from operations:

Net investment income(a)	.19	.26	.25	.21	.20

Net realized and unrealized gain (loss)	.98	(1.00)	.29	.17	(.60)

Total from investment operations	1.17	(.74)	.54	.38	(.40)

Distributions to shareholders from:

Net investment income	(.20)	(.15)	(.66)	(.33)	(.46)

Return of capital	–	(.12)	–	–	–

Total distributions	(.20)	(.27)	(.66)	(.33)	(.46)

Net asset value, end of year	$6.69	$5.72	$6.73	$6.85	$6.80

Total Return(b)	20.89%	(11.47)%	8.20%	5.75%	(5.28)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.92%	.88%	.77%	.95%	.95%

Expenses, including expense reductions and expenses reimbursed	.92%	.87%	.77%	.95%	.95%

Expenses, excluding expense reductions and expenses reimbursed	.92%	.90%	1.45%	1.08%	1.03%

Net investment income	3.06%	3.96%	3.64%	3.03%	2.71%

Supplemental Data:
Net assets, end of year (000)	$27,176	$19,830	$888	$1,041	$564

Portfolio turnover rate	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Year Ended 12/31
	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$5.71	$6.71	$6.82	$6.77	$7.59

Investment operations:

Net investment income(a)	.16	.24	.22	.18	.16

Net realized and unrealized gain (loss)	.99	(1.01)	.30	.17	(.58)

Total from investment operations	1.15	(.77)	.52	.35	(.42)

Distributions to shareholders from:

Net investment income	(.17)	(.13)	(.63)	(.30)	(.40)

Return of capital	–	(.10)	–	–	–

Total distributions	(.17)	(.23)	(.63)	(.30)	(.40)

Net asset value, end of year	$6.69	$5.71	$6.71	$6.82	$6.77

Total Return(b)	20.43%	(11.91)%	7.96%	5.34%	(5.60)%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.32%	1.30%	1.17%	1.22%	1.38%

Expenses, including expense reductions and expenses reimbursed	1.32%	1.30%	1.17%	1.22%	1.38%

Expenses, excluding expense reductions and expenses reimbursed	1.32%	1.37%	1.93%	1.50%	1.39%

Net investment income	2.50%	3.52%	3.30%	2.60%	2.20%

Supplemental Data:
Net assets, end of year (000)	$16	$4	$9	$2	$2

Portfolio turnover rate	90.72%	83.70%	301.30%	271.35%	194.12%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class R2 Shares
	Year Ended 12/31		9/28/2007(a) to 12/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.15	.25	.06

Net realized and unrealized gain (loss)	1.00	(1.01)	.17

Total from investment operations	1.15	(.76)	.23

Distributions to shareholders from:

Net investment income	(.16)	(.14)	(.42)

Return of capital	–	(.11)	–

Total distributions	(.16)	(.25)	(.42)

Net asset value, end of period	$6.71	$5.72	$6.73

Total Return(c)	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.50%	1.15%	.28	%(d)

Net investment income	2.44%	3.74%	.92	%(d)

Supplemental Data:
Net assets, end of period (000)	$23	$12	$10

Portfolio turnover rate	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class R3 Shares
	Year Ended 12/31		9/28/2007(a) to 12/31/2007
	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.16	.23	.07

Net realized and unrealized gain (loss)	.99	(.99)	.17

Total from investment operations	1.15	(.76)	.24

Distributions to shareholders from:

Net investment income	(.17)	(.14)	(.43)

Return of capital	–	(.11)	–

Total distributions	(.17)	(.25)	(.43)

Net asset value, end of period	$ 6.70	$5.72	$6.73

Total Return(c)	20.33%	(11.76)%	3.48	%(b)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.41%	1.30%	.25	%(d)

Net investment income	2.52%	3.50%	.95	%(d)

Supplemental Data:
Net assets, end of period (000)	$103	$57	$10

Portfolio turnover rate	90.72%	83.70%	301.30%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Year Ended 12/31
	2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 7.95		$13.15		$13.17	$12.23	$11.75

Investment operations:

Net investment income(a)	.28		.26		.06	.05	.05

Net realized and unrealized gain (loss)	2.66		(5.10)		1.48	2.13	.91

Total from investment operations	2.94		(4.84)		1.54	2.18	.96

Distributions to shareholders from:

Net investment income	(.33)		(.17)		(.03)	(.04)	(.05)

Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.33)		(.36)		(1.56)	(1.24)	(.48)

Net asset value, end of year	$10.56		$ 7.95		$13.15	$13.17	$12.23

Total Return(b)	37.83%		(37.33)%		11.82%	18.12%	8.21%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.35	%(c)	1.07	%(c)	1.60%	1.60%	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.35	%(c)	1.06	%(c)	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.17	%(c)	1.60	%(c)	1.71%	1.83%	1.94%

Net investment income	3.15	%(c)	2.40	%(c)	.45%	.36%	.43%

Supplemental Data:
Net assets, end of year (000)	$83,625		$53,568		$94,321	$83,067	$67,807

Portfolio turnover rate	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Year Ended 12/31
	2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$7.38		$12.25		$12.42	$11.65	$11.24

Investment operations:

Net investment income (loss)(a)	.21		.18		(.03)	(.04)	(.02)

Net realized and unrealized gain (loss)	2.48		(4.74)		1.39	2.02	.86

Total from investment operations	2.69		(4.56)		1.36	1.98	.84

Distributions to shareholders from:

Net investment income	(.26)		(.12)		–	(.01)	–

Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.26)		(.31)		(1.53)	(1.21)	(.43)

Net asset value, end of year	$9.81		$7.38		$12.25	$12.42	$11.65

Total Return(b)	37.10%		(37.74)%		11.08%	17.28%	7.52%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00	%(c)	1.72	%(c)	2.25%	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00	%(c)	1.72	%(c)	2.25%	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.82	%(c)	2.26	%(c)	2.36%	2.48%	2.58%

Net investment income (loss)	2.49	%(c)	1.74	%(c)	(.20)%	(.29)%	(.22)%

Supplemental Data:
Net assets, end of year (000)	$10,668		$7,194		$12,653	$11,502	$9,064

Portfolio turnover rate	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Year Ended 12/31
	2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$7.40		$12.28		$12.44	$11.67	$11.25

Investment operations:

Net investment income (loss)(a)	.22		.18		(.03)	(.04)	(.02)

Net realized and unrealized gain (loss)	2.47		(4.75)		1.40	2.02	.87

Total from investment operations	2.69		(4.57)		1.37	1.98	.85

Distributions to shareholders from:

Net investment income	(.26)		(.12)		–	(.01)	–

Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.26)		(.31)		(1.53)	(1.21)	(.43)

Net asset value, end of year	$9.83		$ 7.40		$12.28	$12.44	$11.67

Total Return(b)	37.00%		(37.73)%		11.14%	17.25%	7.61%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00	%(c)	1.71	%(c)	2.25%	2.25%	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00	%(c)	1.71	%(c)	2.25%	2.25%	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.80	%(c)	2.25	%(c)	2.36%	2.48%	2.58%

Net investment income (loss)	2.55	%(c)	1.76	%(c)	(.20)%	(.30)%	(.22)%

Supplemental Data:
Net assets, end of year (000)	$17,741		$9,428		$16,104	$12,681	$8,991

Portfolio turnover rate	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Year Ended 12/31				9/28/2007(a) to 12/31/2007
	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$ 7.95		$13.12		$14.71

Investment operations:

Net investment income(b)	.35		.32		.01

Net realized and unrealized gain (loss)	2.61		(5.11)		(.26)

Total from investment operations	2.96		(4.79)		(.25)

Distributions to shareholders from:

Net investment income	(.35)		(.19)		(.07)

Net realized gain	–		(.19)		(1.27)

Total distributions	(.35)		(.38)		(1.34)

Net asset value, end of period	$10.56		$ 7.95		$13.12

Total Return(c)	38.16%		(37.09)%		(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	3.66	%(e)	3.02	%(e)	.04	%(d)

Supplemental Data:
Net assets, end of period (000)	$641		$9		$10

Portfolio turnover rate	6.81%		147.44%		87.01%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Year Ended 12/31
	2009		2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of year	$ 7.98		$13.18		$13.19	$12.25	$11.76

Investment operations:

Net investment income(a)	.32		.31		.11	.09	.09

Net realized and unrealized gain (loss)	2.67		(5.13)		1.49	2.14	.92

Total from investment operations	2.99		(4.82)		1.60	2.23	1.01

Distributions to shareholders from:

Net investment income	(.36)		(.19)		(.08)	(.09)	(.09)

Net realized gain	–		(.19)		(1.53)	(1.20)	(.43)

Total distributions	(.36)		(.38)		(1.61)	(1.29)	(.52)

Net asset value, end of year	$10.61		$ 7.98		$13.18	$13.19	$12.25

Total Return(b)	38.39%		(37.10)%		12.25%	18.46%	8.64%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.69	%(c)	1.25%	1.25%	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.69	%(c)	1.25%	1.25%	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.80	%(c)	1.25	%(c)	1.36%	1.48%	1.58%

Net investment income	3.55	%(c)	2.85	%(c)	.78%	.70%	.77%

Supplemental Data:
Net assets, end of year (000)	$1,055		$557		$804	$582	$478

Portfolio turnover rate	6.81%		147.44%		87.01%	95.23%	97.65%
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Year Ended 12/31/2009		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.96		$11.83

Investment operations:

Net investment income(b)	.31		.18

Net realized and unrealized gain (loss)	2.68		(3.70)

Total from investment operations	2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.31)		(.16)

Net realized gain	–		(.19)

Total distributions	(.31)		(.35)

Net asset value, end of period	$10.64		$7.96

Total Return(c)	38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.81	%(e)	.87	%(d)(e)

Net investment income	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$10		$7

Portfolio turnover rate	6.81%		147.44%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Year Ended 12/31/2009		6/23/2008(a) to 12/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$7.95		$11.83

Investment operations:

Net investment income(b)	.37		.18

Net realized and unrealized gain (loss)	2.62		(3.70)

Total from investment operations	2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.32)		(.17)

Net realized gain	–		(.19)

Total distributions	(.32)		(.36)

Net asset value, end of period	$10.62		$7.95

Total Return(c)	38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.26	%(e)	.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.92	%(e)	.82	%(d)(e)

Net investment income	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$51		$7

Portfolio turnover rate	6.81%		147.44%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”) and their respective classes: Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Global Allocation Fund has not issued Class P shares. Global Allocation Fund is diversified as defined in the Act and Developing Local Markets Fund is non-diversified. Developing Local Markets Fund’s Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund’s prospectus. Effective March 31, 2010, each of the Funds of the Company will no longer offer Class B shares.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’

Notes to Financial Statements (continued)

own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended December 31, 2006 through December 31, 2009. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Developing Local Markets Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Notes to Financial Statements (continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Developing Local Markets Fund may enter into forward foreign currency exchange contracts in order to gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–Developing Local Markets Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Developing Local Markets Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the

Notes to Financial Statements (continued)

seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing each Fund’s investments carried at value:

	Developing Local Markets Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$35,677,948	$–	$35,677,948
Corporate Bonds	–	52,692,591	–	52,692,591
Foreign Government Obligations	–	13,847,254	–	13,847,254
Government Sponsored Enterprises Collateralized Mortgage Obligation	–	1,383,104	–	1,383,104
Government Sponsored Enterprises Pass-Throughs	–	8,971,467	–	8,971,467
Non-Agency Commercial Mortgage-Backed Securities	–	71,892,557	–	71,892,557
Total	$–	$184,464,921	$–	$184,464,921
*	See Schedule of Investments for values in each industry.

Notes to Financial Statements (continued)

	Developing Local Markets Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,695,265	$–	$1,695,265
Liabilities	–	(1,957,140)	–	(1,957,140)
Futures Contracts
Assets	922,514	–	–	922,514
Liabilities	–	–	–	–
Total	$922,514	$(261,875)	$–	$660,639

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$112,209	$–	$–	$112,209
Repurchase Agreement	–	148	–	148
Total	$112,209	$148	$–	$112,357

(l)	Disclosures about Derivative Instruments and Hedging Activities–Developing Local Markets Fund adopted ASC Topic 815 Derivatives and Hedging (formerly SFAS 161), for the fiscal year ended December 31, 2009.

The Developing Local Markets Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2009 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Developing Local Markets Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on the forward foreign currency exchange contracts.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2009 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

As of December 31, 2009, the Developing Local Markets Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$922,514	$–	$922,514
Forward Foreign Currency Exchange Contracts(2)	–	1,695,265	1,695,265
Total	$922,514	$1,695,265	$2,617,779
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$–	$(1,957,140)	$(1,957,140)
Total	$–	$(1,957,140)	$(1,957,140)
(1)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

(2)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the fiscal year ended December 31, 2009 were as follows:

	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(1,270,742)	$–	$(1,270,742)
Forward Foreign Currency Exchange Contracts	$–	$9,195,536	$9,195,536
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$1,230,191	$–	$1,230,191
Forward Foreign Currency Exchange Contracts	$–	$3,662,951	$3,662,951
Average Number of Contracts/ Notional Amount*
Futures Contracts(3)	284	–	284
Forward Foreign Currency Exchange Contracts(4)	$–	$183,399,202	$183,399,202
*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2009.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. Dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Developing Local Markets Fund
First $1 billion	.50%
Next $1 billion	.45%

Global Allocation Fund	.25%	(1)
(1)	Lord Abbett has contractually agreed to waive its management fee for the period January 1, 2009 to April 30, 2010.

For the fiscal year ended December 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Developing Local Markets Fund’s average daily net asset value.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Developing Local Markets Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the rates below. Effective May 1, 2009, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund to the extent necessary so that each class’ total net annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
F	1.05%
I	.95%
P	1.40%
R2	1.55%
R3	1.45%

Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

For the period January 1, 2009 through April 30, 2009, Lord Abbett contractually agreed to reimburse the Global Allocation Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the rates below. Effective May 1, 2009, Lord Abbett has voluntarily agreed to reimburse the Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

Lord Abbett may stop the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

Notes to Financial Statements (continued)

Lord Abbett provides certain administrative services to the Developing Local Markets Fund only pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Developing Local Markets Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Classic Stock Fund (formerly, Lord Abbett Large-Cap Core Fund), Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett Fundamental Equity Fund (formerly, Lord Abbett All Value Fund), Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund, Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Developing Local Markets Fund’s Statement of Operations and Payable to affiliates on Developing Local Markets Fund’s Statement of Assets and Liabilities.

As of December 31, 2009, the percentage of Developing Local Markets Fund’s outstanding shares owned by Global Allocation Fund was 5.85%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (“Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P(1)	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%
*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Developing Local Markets Fund only.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2009:

	Distributor Commissions	Dealers’ Concessions
Developing Local Markets Fund	$42,002	$215,485
Global Allocation Fund	70,219	393,852

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2009:

	Class A	Class C
Developing Local Markets Fund	$15,119	$16,923
Global Allocation Fund	428	1,463

Notes to Financial Statements (continued)

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Developing Local Markets Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2009 and 2008 was as follows:

	Developing Local Markets Fund		Global Allocation Fund
	Year Ended 12/31/2009	Year Ended 12/31/2008	Year Ended 12/31/2009	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$3,920,374	$2,234,853	$2,965,666	$2,147,126
Return of Capital	–	1,735,444	–	–
Net long-term capital gains	–	–	–	1,127,195
Total distributions paid	$3,920,374	$3,970,297	$2,965,666	$3,274,321

As of December 31, 2009, the components of accumulated gains (losses) on a tax-basis were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Undistributed ordinary income – net	$–	$54,826
Undistributed long term capital gains	1,774,612	–
Total undistributed earnings	$1,774,612	$54,826
Capital loss carryforwards*	–	(5,341,073)
Temporary differences	(413,468)	(26,360)
Unrealized gains/losses – net	1,075,238	(4,814,994)
Total accumulated gains (losses) – net	$2,436,382	$(10,127,601)

*	As of December 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Global Allocation Fund	3,583,054	1,758,019	5,341,073

Notes to Financial Statements (continued)

As of December 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$183,407,852	$117,171,718
Gross unrealized gain	1,356,192	1,042,719
Gross unrealized loss	(299,123)	(5,857,385)
Net unrealized security gain (loss)	$1,057,069	$(4,814,666)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premiums.

Permanent items identified during the fiscal year ended December 31, 2009, have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Developing Local Markets Fund	$(3,339,639)	$3,458,200	$(118,561)
Global Allocation Fund	(8,251)	8,251	–

The permanent differences are attributable to the tax treatment of amortization of premiums, foreign currency transactions, certain distributions, and paydown gains and losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2009 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Developing Local Markets Fund	$25,304,636	$195,331,179	$23,243,334	$97,844,974
Global Allocation Fund	–	23,207,767	–	5,643,392
*	Includes U.S. Government sponsored enterprises securities.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (continued)

7.    EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Global Allocation Fund and certain other funds managed by Lord Abbett had available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Effective December 4, 2009, Global Allocation Fund no longer participates in the Facility. The amount available under the Facility was $200,000,000 and the annual fee to maintain the Facility (of which each participating Fund pays its pro rata share based on the net assets of each participating fund) was 0.125% of the amount available under the Facility, with any borrowings under this Facility bearing interest at current market rates as set forth in the credit agreement. This amount is included in Other Expenses on the Fund’s Statement of Operations. The Facility was not utilized at any time during the period January 1, 2009 through December 3, 2009.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers during the fiscal year ended December 31, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2009	Value at 12/31/2009	Net Realized Loss 1/1/2009 to 12/31/2009	Dividend Income 1/1/2009 to 12/31/2009
Lord Abbett Affiliated Fund, Inc. – Class I	635,922	191,011	(14,896)	812,037	$8,323,374	$(44,985)	$44,540
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	257,391	58,907	–	316,298	8,258,543	–	74,018
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1,227,489	603,943	(153,561)	1,677,871	11,224,957	(243,223)	269,635
Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund) – Class I	631,200	144,560	(11,287)	764,473	8,340,399	(30,361)	27,418

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2008	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2009	Value at 12/31/2009	Net Realized Loss 1/1/2009 to 12/31/2009	Dividend Income 1/1/2009 to 12/31/2009
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	410,143	66,421	(31,440)	445,124	$8,533,022	$(235,656)	$–
Lord Abbett Investment Trust – High Yield Fund – Class I	1,920,004	697,614	(346,503)	2,271,115	16,851,673	(566,640)	1,276,891
Lord Abbett Securities Trust – International Core Equity Fund – Class I	412,435	66,932	–	479,367	5,584,631	–	51,389
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,309,856	844,492	(231,129)	3,923,219	33,778,919	(633,091)	1,047,718
Lord Abbett Securities Trust – International Opportunities Fund – Class I	891,587	171,915	(66,734)	996,768	11,313,313	(240,115)	107,993
Total					$112,208,831	$(1,994,071)	$2,899,602

11.    INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

Notes to Financial Statements (continued)

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

DEVELOPING LOCAL MARKETS FUND
	Year Ended December 31, 2009		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,999,328	$65,022,801	16,354,985	$114,274,180
Converted from Class B*	37,500	224,160	26,796	178,313
Reinvestment of distributions	318,135	1,947,071	325,743	2,118,993
Shares reacquired	(8,659,116)	(52,214,793)	(8,680,108)	(54,270,912)
Increase	1,695,847	$14,979,239	8,027,416	$62,300,574

Class B Shares
Shares sold	113,488	$729,414	526,893	$3,655,082
Reinvestment of distributions	10,070	61,614	15,056	99,108
Shares reacquired	(225,308)	(1,331,549)	(289,278)	(1,870,987)
Converted to Class A*	(37,348)	(224,160)	(26,755)	(178,313)
Increase (decrease)	(139,098)	$(764,681)	225,916	$1,704,890

Notes to Financial Statements (continued)

DEVELOPING LOCAL MARKETS FUND
	Year Ended December 31, 2009		Year Ended December 31, 2008
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	2,296,908	$14,986,323	3,643,160	$25,585,435
Reinvestment of distributions	35,375	217,910	34,204	220,428
Shares reacquired	(1,456,718)	(8,933,716)	(1,353,070)	(8,303,254)
Increase	875,565	$6,270,517	2,324,294	$17,502,609

Class F Shares
Shares sold	4,620,067	$28,890,200	186,090	$1,297,474
Reinvestment of distributions	8,912	57,233	2,569	16,058
Shares reacquired	(1,099,323)	(7,088,731)	(65,833)	(373,579)
Increase	3,529,656	$21,858,702	122,826	$939,953

Class I Shares
Shares sold	861,602	$5,545,404	3,613,714	$25,400,870
Reinvestment of distributions	120,561	737,699	75,536	480,502
Shares reacquired	(389,965)	(2,414,179)	(351,655)	(2,187,069)
Increase	592,198	$3,868,924	3,337,595	$23,694,303

Class P Shares
Shares sold	1,885	$12,327	353.453	$2,419
Reinvestment of distributions	9	66	0.252	2
Shares reacquired	(217)	(1,331)	(1,123.005)	(6,090)
Increase (decrease)	1,677	$11,062	(769.300)	$(3,669)

Class R2 Shares
Shares sold	1,549	$10,480	468	$2,678
Reinvestment of distributions	41	253	59	390
Shares reacquired	(219)	(1,412)	–	–
Increase	1,371	$9,321	527	$3,068

Class R3 Shares
Shares sold	18,904	$121,862	23,016	$159,372
Reinvestment of distributions	86	530	83	546
Shares reacquired	(13,586)	(89,748)	(14,697)	(99,983)
Increase	5,404	$32,644	8,402	$59,935
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

GLOBAL ALLOCATION FUND
	Year Ended December 31, 2009		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,675,427	$25,827,729	1,308,325	$13,935,439
Converted from Class B*	58,189	519,791	45,187	458,355
Reinvestment of distributions	239,902	2,161,986	238,123	2,391,722
Shares reacquired	(1,794,253)	(15,931,176)	(2,026,761)	(20,588,432)
Increase (decrease)	1,179,265	$12,578,330	(435,126)	$(3,802,916)

Class B Shares
Shares sold	426,440	$3,673,044	227,025	$2,313,334
Reinvestment of distributions	28,211	234,998	31,312	297,366
Shares reacquired	(279,537)	(2,191,072)	(267,894)	(2,682,985)
Converted to Class A*	(61,707)	(519,791)	(48,712)	(458,355)
Increase (decrease)	113,407	$1,197,179	(58,269)	$(530,640)

Class C Shares
Shares sold	825,179	$7,306,379	411,177	$4,027,993
Reinvestment of distributions	40,706	342,732	40,216	382,719
Shares reacquired	(335,534)	(2,699,831)	(488,647)	(4,512,825)
Increase (decrease)	530,351	$4,949,280	(37,254)	$(102,113)

Class F Shares
Shares sold	68,346	$543,709	382.169	$4,517
Reinvestment of distributions	267	2,642	43.318	430
Shares reacquired	(9,073)	(68,234)	–	–
Increase	59,540	$478,117	425.487	$4,947

Class I Shares
Shares sold	44,348	$411,668	18,648	$178,468
Reinvestment of distributions	3,361	30,681	2,424	23,879
Shares reacquired	(18,067)	(160,764)	(12,290)	(127,419)
Increase	29,642	$281,585	8,782	$74,928

			Period Ended December 31, 2008†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	– (a)	$2	847	$10,015
Reinvestment of distributions	31	276	29	296
Increase	31	$278	876	$10,311

Notes to Financial Statements (concluded)

GLOBAL ALLOCATION FUND
	Year Ended December 31, 2009		Period Ended December 31, 2008†
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	4,117	$42,456	847	$10,015
Reinvestment of distributions	80	789	30	301
Shares reacquired	(281)	(2,937)	–	–
Increase	3,916	$40,308	877	$10,316
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
†	For the period June 23, 2008 (commencement of investment operations) to December 31, 2008.
(a)	Value is less than 1 share.

13.    SUBSEQUENT EVENTS

In accordance with the provisions set forth in ASC Topic 855 (formerly SFAS 165), Subsequent Events, adopted by the Funds as of December 31, 2009, management has evaluated subsequent events existing in the Fund’s financial statements through February 25, 2010. Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements through this date.

14.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Fund’s financial statement disclosures.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett Global Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. (the “Funds”) comprising Lord Abbett Developing Local Markets Fund and Lord Abbett Global Allocation Fund as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Lord Abbett Global Fund, Inc. as of December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 25, 2010

Investments in Underlying Funds

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2009, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.42%
Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund) – Class I	7.36%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	10.00%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.29%
(formerly, All Value Fund) – Class I	7.43%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.61%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.02%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	4.98%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	30.10%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10.08%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2009, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.12%
Bank of America Corp.	3.34%
Goldman Sachs Group, Inc. (The)	3.12%
Wells Fargo & Co.	3.04%
Chevron Corp.	2.49%
Exxon Mobil Corp.	2.48%
Schlumberger Ltd.	2.41%
AT&T, Inc.	2.08%
Morgan Stanley	2.07%
Hess Corp.	2.00%

Investments in Underlying Funds (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	15.18%
Consumer Staples	4.37%
Energy	18.64%
Financial Services	27.62%
Healthcare	8.60%
Materials & Processing	5.70%
Producer Durables	5.90%
Technology	8.82%
Utilities	3.99%
Short-Term Investment	1.18%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund (formerly, Large Cap Core Fund)

Ten Largest Holdings	% of Investments
Apple, Inc.	2.71%
Google, Inc. Class A	2.44%
Bank of America Corp.	2.35%
JPMorgan Chase & Co.	2.33%
Microsoft Corp.	2.32%
Goldman Sachs Group, Inc. (The)	2.26%
Monsanto Co.	2.15%
Schlumberger Ltd.	1.73%
Exxon Mobil Corp.	1.71%
Hewlett-Packard Co.	1.68%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.46%
Consumer Staples	4.59%
Energy	11.72%
Financial Services	19.61%
Healthcare	10.54%
Materials & Processing	8.21%
Producer Durables	4.99%
Technology	21.12%
Utilities	2.30%
Short-Term Investment	2.46%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Poland Government Bond, 5.75%, 3/24/2010	2.61%
Turkey Government Bond, Zero Coupon, 4/14/2010	2.17%
Hungary Government Bond, 6.75%, 4/12/2010	2.02%
USAA Auto Owner Trust 2009-1 A2, 2.64%, 8/15/2011	1.27%
Bank of America Corp., 2.10%, 4/30/2012	1.09%
Inter-American Development Bank, 3.00%, 4/22/2014	1.09%
Bank of America Credit Card Trust 2007-A7, 0.233%, 8/15/2012	1.09%
Societe Financement de l’Economie Francaise, 2.375%, 3/26/2012	1.09%
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2, 5.147%, 11/10/2045	1.04%
General Electric Capital Corp., 2.00%, 9/28/2012	1.03%

Holdings by Sector*	% of Investments
Agency	2.78%
Asset-Backed	19.57%
Banking	5.01%
Basic Industry	0.47%
Capital Goods	0.41%
Consumer Non-Cyclical	1.98%
Energy	4.46%
Finance & Investment	6.96%
Foreign Government	7.51%
Media	0.56%
Mortgage Backed	37.76%
Services Cyclical	0.73%
Services Non-Cyclical	0.84%
Technology & Electronics	0.47%
Telecommunications	1.35%
U.S. Government Guaranteed	2.10%
Utility	7.04%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund (formerly, All Value Fund)

Ten Largest Holdings	% of Investments
Amgen, Inc.	2.62%
Exxon Mobil Corp.	2.39%
Abbott Laboratories	2.25%
XTO Energy, Inc.	2.20%
Barrick Gold Corp.	2.11%
Williams Cos., Inc. (The)	1.88%
Warner Chilcott plc Class A	1.81%
DaVita, Inc.	1.79%
JPMorgan Chase & Co.	1.77%
Microsoft Corp.	1.69%

Investments in Underlying Funds (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.14%
Consumer Staples	1.39%
Energy	17.04%
Financial Services	18.40%
Healthcare	21.98%
Materials & Processing	5.86%
Producer Durables	13.85%
Technology	8.40%
Short-Term Investment	0.94%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
NetApp, Inc.	1.61%
Cognizant Technology Solutions Corp. Class A	1.58%
T. Rowe Price Group, Inc.	1.58%
Nordstrom, Inc.	1.37%
Limited Brands, Inc.	1.26%
Precision Castparts Corp.	1.21%
CONSOL Energy, Inc.	1.20%
NVIDIA Corp.	1.18%
Starwood Hotels & Resorts Worldwide, Inc.	1.16%
Kansas City Southern	1.12%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.00%
Consumer Staples	1.85%
Energy	9.04%
Financial Services	13.34%
Healthcare	12.77%
Materials & Processing	4.65%
Producer Durables	12.17%
Technology	23.61%
Utilities	0.46%
Short-Term Investment	0.11%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Wind Acquisition Finance SA, 10.75%, 12/1/2015	1.59%
HCA, Inc., 9.125%, 11/15/2014	1.30%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.26%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.18%
El Paso Corp., 8.05%, 10/15/2030	1.17%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.16%
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	1.00%
MetLife Capital Trust X, 9.25%, 4/8/2038	0.98%
Nielsen Finance LLC/Nielsen Finance Co., Zero Coupon, 8/1/2016	0.96%
Host Hotels & Resorts LP, 9.00%, 5/15/2017	0.94%

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	2.07%
Basic Industry	6.49%
Brokerage	0.86%
Capital Goods	5.49%
Consumer Cyclical	10.75%
Comsumer Non-Cyclical	5.83%
Energy	8.89%
Finance & Investment	2.88%
Insurance	3.46%
Local-Authority	0.68%
Media	10.12%
Real Estate	1.12%
Service Cyclical	13.40%
Service Non-Cyclical	6.19%
Technology & Electronics	6.63%
Telecommunications	9.82%
Utility	2.84%
Short-Term Investment	2.47%
Total	100.00%
*	A sector may comprise several industries

Investments in Underlying Funds (continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Bridgestone Corp.	2.11%
Tullow Oil plc	2.05%
ING Groep NV CVA	1.80%
DnB NOR ASA	1.68%
Nestle SA Registered Shares	1.67%
Teva Pharmaceutical Industries Ltd. ADR	1.56%
Roche Holding Ltd. AG	1.55%
Vinci SA	1.54%
Agra Empreendimentos Imobiliarios SA	1.53%
Renault SA	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.22%
Consumer Staples	8.93%
Energy	7.57%
Financials	19.68%
Healthcare	7.95%
Industrials	11.95%
Information Technology	5.78%
Materials	11.49%
Telecommunication Services	5.41%
Utilities	5.56%
Short-Term Investment	3.46%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Australia & New Zealand Banking Group Ltd.	2.16%
National Australia Bank Ltd.	2.06%
Mediaset SpA	2.04%
HSBC Holdings plc	2.02%
Bendigo and Adelaide Bank Ltd.	1.94%
Banco Santander SA ADR	1.87%
Orion OYJ Class B	1.85%
Kumba Iron Ore Ltd.	1.83%
Baytex Energy Trust Unit	1.82%
Wesfarmers Ltd.	1.79%

Investments in Underlying Funds (continued)

Holdings by Sector*	% of Investments
Auto	1.31%
Basic Industry	1.11%
Consumer Cyclical	5.09%
Consumer Discretionary	1.50%
Consumer Staples	7.01%
Energy	5.50%
Financial Services	26.20%
Healthcare	5.05%
Integrated Oils	6.33%
Materials & Processing	11.68%
Other	1.93%
Producer Durables	6.39%
Technology	0.66%
Telecommunications	9.37%
Transportation	0.75%
Utilities	7.20%
Short-Term Investment	2.92%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
REXLot Holdings Ltd.	1.88%
Schroders plc	1.69%
Nippon Electric Glass Co., Ltd	1.62%
Rheinmetall AG	1.50%
Cobham plc	1.49%
BWIN Interactive Entertainment AG	1.43%
Gerresheimer AG	1.41%
Prosegur Compania de Seguridad SA Registered Shares	1.41%
Equinox Minerals Ltd.	1.40%
easyJet plc	1.40%

Investments in Underlying Funds (concluded)

Holdings by Sector*	% of Investments
Basic Materials	8.47%
Conglomerates	1.39%
Consumer Cyclical	24.76%
Consumer Non-Cyclical	8.55%
Diversified Financials	5.12%
Energy	4.63%
Healthcare	6.85%
Industrial Goods & Services	17.55%
Non-Property Financials	3.50%
Property & Property Services	3.06%
Technology	5.03%
Telecommunications	0.42%
Transportation	2.42%
Utilities	5.33%
Short-Term Investment	2.92%
Total	100.00%
*	A sector may comprise several industries.

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Company’s investment adviser.

Interested Directors

The following Directors are partners of Lord Abbett and are “interested persons” of the Company as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 - 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) are also directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984), Huttig Building Products Inc. (since 1998) and R.H. Donnelley Inc. (since 2009).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with Company	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).	N/A

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1983	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the titles and positions listed under the “Principal Occupation” column indicate the officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1995	Senior Partner (since 2007), Chief Executive Officer (since 1996) and was formerly Managing Partner (1996 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert P. Fetch (1953)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1995.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1997.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Christopher J. Towle (1957)	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1987.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Chief Administrative Officer (since 2009), and was formerly a Client Portfolio Manager (2006 - 2008) and Director of Institutional Mutual Funds (2003–2006), joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Company	Length of Service of Current Position	Principal Occupation During Past Five Years

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

David B. Ritt (1976)	Vice President	Elected in 2009	Associate Portfolio Manager, joined Lord Abbett in 2006 and was formerly a summer Associate at MotherRock LP (2005) and Assistant Vice President, Research Analyst/ Assistant Trader at ASB Capital Management (1998–2004).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999–2007).

Leah G. Traub (1979)	Vice President	Elected in 2009	Director of Currency Management, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006–2007) and Research Assistant and Lecturer at Rutgers University (2003–2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Company including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to the Developing Local Markets Fund, the Board noted that in June 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return, and changed its principal investment strategy from investing primarily in high-quality and investment grade debt securities of domestic and foreign companies to investing primarily in currencies of, and in fixed income instruments denominated in currencies of, developing markets. The Board noted that these changes had resulted in Lipper changing the classification of the Fund from global income to emerging markets debt, but also noted that the investment objective and strategy of the Fund differed from those of the most funds in the Lipper classification, so that the performance and expense comparisons were of limited value. The Board observed that the investment performance of the

Class A shares of the Fund was in the fifth quintile of the performance universe for the nine-month, one-year, five-year, and ten-year periods and in the fourth quintile for the three-year period. The Board also observed that the investment performance was lower than that of the Lipper Emerging Markets Debt Fund Index for the each of those periods.

As to the Global Allocation Fund, the Board noted that it and the Fund’s shareholders in 2008 had approved a change in the Fund’s investment objective from seeking long-term growth of capital (through security price appreciation) consistent with reasonable risk to seeking total return through capital appreciation and current income and changes in the Fund’s fundamental investment restrictions to allow it to invest substantially all of its assets in other mutual funds. The Board further noted that effective July 1, 2008 the Fund converted to a fund of funds and implemented certain related changes, including a fifty basis point reduction in its contractual management fee. The Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of global large-cap core funds and the second consisting of global flexible funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the first performance universe for the nine-month, one-year, and three-year periods, and in the second quintile for the five-year and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Global Large-Cap Core Index for each of those periods. The Board also observed that the investment performance of the Class A shares was in the first quintile of the second performance universe for the nine-month and one-year periods, in the third quintile for the three-year and five-year periods, and in the fifth quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Global Flexible Fund Index for the nine-month, one-year, three-year, and five-year periods and lower than that of the Index for the ten-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board observed that Lord Abbett had made changes to the management of the Developing Local Markets Fund in 2009, naming Leah G. Traub and Robert I. Gerber as portfolio managers. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to the Developing Local Markets Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through April 30, 2009 that limited the total expense ratio of Class A to not more than 1.30%, the total expense ratios of Class B and Class C to not more than 1.95%, the total expense ratio of Class F to not more than 1.05%, the total expense ratio of Class I to not more than 0.95%, the total expense ratio of Class P to not more than 1.40%, the total expense ratio of Class R2 to not more than 1.55%, and the total expense ratio of Class R3 to not more than 1.45%, and that after April 30, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping expenses at the same levels, which reimbursements it could end at any time. The Board observed that for the nine months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately twenty basis points below the median of the peer group and the actual management and administrative services fee rates were approximately eighteen basis points below the median of the peer group. The Board observed that for the nine months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately four basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirteen basis points below the median of the peer group, the total expense ratios of Class F and Class P were approximately the same as the median of the peer group, the total expense ratio of Class I was approximately three basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to the Global Allocation Fund, the Board noted that Lord Abbett had entered into a management fee waiver agreement through April 30, 2010 and also had made voluntary expense reimbursements that limited the total expense ratio of Class A to more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, which reimbursements it could end at any time. The Board also noted that Lord Abbett intended to enter into a new management fee waiver agreement for another year. The Board considered the management fees and the total expenses of the Fund in comparison to three peer groups, the first consisting of funds of funds classified as global large-cap core, global flexible, global multi-cap core, or international multi-cap core funds, the second consisting of global large-cap core funds that are not funds of funds, and the third consisting of global large-cap and global multi-cap funds that are not funds of funds. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board observed that the contractual management and administrative services fee rates were approximately twelve basis points above the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board observed that, taking into account the indirect expenses, for the eleven months ended September 30, 2009 (annualized), the total expense ratio of Class A was approximately twenty-one basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class F was approximately sixty-one basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-three basis points below the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately seventy-one basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately eighteen basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately twenty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class I was approximately sixteen basis points below the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately sixty-seven basis points below the median of the peer group. As to the third peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately twenty-one basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately one basis point below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately nine basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and Class R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately sixty and fifty basis points higher, respectively. The Board also considered that Lord Abbett intended to contractually waive its management fee and/or administrative services fee and what the expense ratio of each class likely would be if Lord Abbett did not contractually waive its fees and how each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

63.57% of the ordinary income distribution paid by the Global Allocation Fund during 2009 is qualified dividend income. For corporate shareholders, 4.68% of the Global Allocation Fund’s ordinary income distribution qualified for the dividends received deduction.

Additionally, the Developing Local Markets Fund designates $2,285,569 under Internal Revenue Code Section 852(b)(3).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Developing Local Markets Fund

Lord Abbett Global Allocation Fund

LAGF-3-1209

(2/10)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2009 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2009 and 2008 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2009	2008
Audit Fees {a}	$72,200	$72,200
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$72,200	72,200

Tax Fees {b}	15,620	15,623
All Other Fees	- 0 -	- 0 -

Total Fees	$87,620	$87,623

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2009 and 2008 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees {a}	$161,385	$155,939

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2009 and 2008 were:

	Fiscal year ended:
	2009	2008
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 16, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 16, 2010